UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2023

Date of reporting period: November 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

NOV    11.30.22

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND II

+	AB ARIZONA PORTFOLIO
+	AB MASSACHUSETTS PORTFOLIO
+	AB MINNESOTA PORTFOLIO
+	AB NEW JERSEY PORTFOLIO
+	AB OHIO PORTFOLIO
+	AB PENNSYLVANIA PORTFOLIO
+	AB VIRGINIA PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MUNICIPAL INCOME FUND II | 1

SEMI-ANNUAL REPORT

January 19, 2023

This report provides management’s discussion of fund performance for the AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio for the semi-annual reporting period ended November 30, 2022.

The investment objective of the Portfolios is to earn the highest level of current income, exempt from both federal income tax and state taxation of the respective state, that is available without assuming what the Adviser considers to be undue risk.

NAV RETURNS AS OF NOVEMBER 30, 2022 (unaudited)

	6 Months	12 Months

AB ARIZONA PORTFOLIO

Class A Shares	-2.03%	-8.48%

Class C Shares	-2.50%	-9.18%

Advisor Class Shares[1]	-1.91%	-8.25%

Bloomberg Municipal Bond Index	-1.43%	-8.64%

	6 Months	12 Months

AB MASSACHUSETTS PORTFOLIO

Class A Shares	-1.98%	-9.33%

Class C Shares	-2.36%	-10.02%

Advisor Class Shares[1]	-1.95%	-9.19%

Bloomberg Municipal Bond Index	-1.43%	-8.64%

	6 Months	12 Months

AB MINNESOTA PORTFOLIO

Class A Shares	-1.79%	-8.46%

Class C Shares	-2.16%	-9.23%

Bloomberg Municipal Bond Index	-1.43%	-8.64%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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NAV RETURNS AS OF NOVEMBER 30, 2022 (unaudited)

	6 Months	12 Months

AB NEW JERSEY PORTFOLIO

Class A Shares	-1.61%	-8.17%

Class C Shares	-1.98%	-8.76%

Bloomberg Municipal Bond Index	-1.43%	-8.64%

	6 Months	12 Months

AB OHIO PORTFOLIO

Class A Shares	-2.18%	-9.03%

Class C Shares	-2.55%	-9.72%

Bloomberg Municipal Bond Index	-1.43%	-8.64%

	6 Months	12 Months

AB PENNSYLVANIA PORTFOLIO

Class A Shares	-2.42%	-9.52%

Class C Shares	-2.79%	-10.20%

Bloomberg Municipal Bond Index	-1.43%	-8.64%

	6 Months	12 Months

AB VIRGINIA PORTFOLIO

Class A Shares	-1.78%	-9.04%

Class C Shares	-2.05%	-9.66%

Advisor Class Shares[1]	-1.56%	-8.72%

Bloomberg Municipal Bond Index	-1.43%	-8.64%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared to its benchmark, the Bloomberg Municipal Bond Index, for the six- and 12-month periods ended November 30, 2022.

All share classes of the Portfolios underperformed the benchmark for the six-month period; except for Class A of the Arizona, Minnesota and New Jersey Portfolios, and Advisor Class of the Arizona Portfolio, all share classes of the Portfolios underperformed the benchmark for the 12-month period, before sales charges. During both periods, an overweight to municipal credit detracted, relative to the benchmark, for the Portfolios.

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Arizona Portfolio: During both periods, security selection within the miscellaneous revenue sector detracted, while selection in primary/secondary public education contributed. For the six-month period, security selection in private higher education detracted, while selection in not-for-profit health care contributed. During the 12-month period, security selection in prepay energy detracted, while selection in local general obligation (“GO”) contributed.

Massachusetts Portfolio: During both periods, security selection within the private higher education and local GO sectors detracted, while selection in airports/ports contributed. During the 12-month period, security selection within not-for-profit health care contributed.

Minnesota Portfolio: During both periods, security selection within miscellaneous revenue and public primary/secondary education detracted, while selection in the not-for-profit health-care and special tax sectors contributed.

New Jersey Portfolio: During both periods, security selection within the water and sewer sector detracted, while selection in not-for-profit health care and tax-supported local lease contributed. For the six-month period, security selection in tobacco securitization detracted. During the 12-month period, security selection within state GO detracted.

Ohio Portfolio: During both periods, security selection within the multi-family housing sector contributed. For the six-month period, security selection in miscellaneous revenue and tobacco securitization detracted, while selection in public higher education contributed. During the 12-month period, security selection within industrial development (industry) and private higher education detracted, while selection in toll roads/transit contributed.

Pennsylvania Portfolio: During both periods, security selection within the private higher education sector detracted. For the six-month period, security selection in miscellaneous revenue detracted, while selection in industrial development (industry) and tax-supported state lease contributed. During the 12-month period, security selection within public primary/secondary education detracted, while selection in local GO and miscellaneous revenue contributed.

Virginia Portfolio: During both periods, security selection within tobacco securitization detracted, while selection in not-for-profit health care and water and sewer contributed. For the six-month period, security selection in toll roads/transit detracted. During the 12-month period, security selection within senior living detracted.

All Portfolios used derivatives in the form of interest rate swaps and Consumer Price Index (“CPI”) swaps for hedging purposes. The Arizona and Ohio Portfolios utilized credit default swaps for hedging purposes, which

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had no material impact on absolute returns for the 12-month period. CPI swaps had no material impact on returns for all Portfolios for either period. During both periods, interest rate swaps had no material impact on returns for the Massachusetts Portfolio, and added for the Arizona, Minnesota, New Jersey and Pennsylvania Portfolios; interest rate swaps added for the six-month period for the Ohio and Virgina Portfolios, and had no material impact on returns for the 12-month period.

MARKET REVIEW AND INVESTMENT STRATEGY

Yields continued their ascent higher during the six-month period ending November 30, 2022, but saw some relief in November. From May 31, 2022 to November 30, 2022, the yield on a 10-year AAA municipal bond rose from 2.47% to 2.71%. The downside surprise in November’s inflation print galvanized a historic rally during November, producing the best monthly return since August 1986.

Demand for municipals continued to weaken during the six-month period, as investors have pulled approximately $111.9 billion year to date from municipal bond mutual funds and exchange-traded funds as of November 30, 2022. Although demand was weak for the period overall, November was an exception. While new issue supply was mundane, fund flows turned positive toward the end of the period, causing after-tax spreads to tighten. From May 31, 2022 to November 30, 2022, the 10-Year AAA Muni/Treasury after-tax spreads tightened from 79 basis points (“b.p.”) to 55 b.p. Average BBB credit spreads rose modestly by 5 b.p. from 118 b.p. on May 31, 2022, to 123 b.p. as of November 30, 2022.

The Portfolios’ Senior Investment Management Team continues to focus on real after-tax return by investing in municipal bonds that generate income exempt from federal income taxes.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. In the past, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security, with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

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Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]

Arizona	7.52%	0.00%

Massachusetts	3.45%	0.00%

Minnesota	0.00%	0.00%

New Jersey	17.50%	0.00%

Ohio	2.83%	0.00%

Pennsylvania	11.82%	4.46%

Virginia	1.84%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. Each of the Portfolios invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The Portfolios may also invest in forward commitments; zero-coupon municipal securities and variable-, floating- and inverse-floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires, flooding or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of

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DISCLOSURES AND RISKS (continued)

municipal securities may worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios invest from time to time in the municipal securities of Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate

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DISCLOSURES AND RISKS (continued)

risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolios may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolios to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon,

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DISCLOSURES AND RISKS (continued)

quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB ARIZONA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.22%	5.38%

1 Year	-8.48%	-11.20%

5 Years	0.98%	0.37%

10 Years	1.73%	1.42%

CLASS C SHARES			2.58%	4.31%

1 Year	-9.18%	-10.07%

5 Years	0.21%	0.21%

10 Years[3]	0.99%	0.99%

ADVISOR CLASS SHARES[4]			3.59%	6.00%

1 Year	-8.25%	-8.25%

Since Inception[5]	-3.39%	-3.39%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.99%, 1.74% and 0.74% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.78%, 1.53% and 0.53% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 3/25/2021.

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HISTORICAL PERFORMANCE (continued)

AB ARIZONA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-11.42%

5 Years	0.15%

10 Years	1.51%

CLASS C SHARES

1 Year	-10.29%

5 Years	-0.02%

10 Years[1]	1.07%

ADVISOR CLASS SHARES[2]

1 Year	-8.48%

Since Inception[3]	-3.36%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 3/25/2021.

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HISTORICAL PERFORMANCE

AB MASSACHUSETTS PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.27%	5.30%

1 Year	-9.33%	-12.04%

5 Years	0.92%	0.30%

10 Years	1.39%	1.09%

CLASS C SHARES			2.63%	4.26%

1 Year	-10.02%	-10.91%

5 Years	0.16%	0.16%

10 Years[3]	0.65%	0.65%

ADVISOR CLASS SHARES[4]			3.64%	5.89%

1 Year	-9.19%	-9.19%

5 Years	1.17%	1.17%

Since Inception[5]	0.95%	0.95%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.87%, 1.62% and 0.62% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.77%, 1.52% and 0.52% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE (continued)

AB MASSACHUSETTS PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-12.32%

5 Years	0.11%

10 Years	1.20%

CLASS C SHARES

1 Year	-11.18%

5 Years	-0.03%

10 Years[1]	0.76%

ADVISOR CLASS SHARES[2]

1 Year	-9.47%

5 Years	0.98%

Since Inception[3]	0.92%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE

AB MINNESOTA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.74%	4.68%

1 Year	-8.46%	-11.23%

5 Years	0.91%	0.29%

10 Years	1.53%	1.22%

CLASS C SHARES			2.08%	3.55%

1 Year	-9.23%	-10.12%

5 Years	0.15%	0.15%

10 Years[3]	0.77%	0.77%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.27% and 2.02% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 15

HISTORICAL PERFORMANCE (continued)

AB MINNESOTA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-11.29%

5 Years	0.12%

10 Years	1.29%

CLASS C SHARES

1 Year	-10.09%

5 Years	-0.02%

10 Years[1]	0.85%

1	Assumes conversion of Class C shares into Class A shares after eight years.

16 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB NEW JERSEY PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.39%	5.84%

1 Year	-8.17%	-10.91%

5 Years	1.43%	0.82%

10 Years	1.88%	1.57%

CLASS C SHARES			2.75%	4.74%

1 Year	-8.76%	-9.65%

5 Years	0.69%	0.69%

10 Years[3]	1.13%	1.13%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.15% and 1.89% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.82% and 1.57% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 17

HISTORICAL PERFORMANCE (continued)

AB NEW JERSEY PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-11.26%

5 Years	0.61%

10 Years	1.67%

CLASS C SHARES

1 Year	-10.11%

5 Years	0.46%

10 Years[1]	1.22%

1	Assumes conversion of Class C shares into Class A shares after eight years.

18 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB OHIO PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.10%	5.01%

1 Year	-9.03%	-11.76%

5 Years	1.02%	0.40%

10 Years	1.40%	1.09%

CLASS C SHARES			2.45%	3.96%

1 Year	-9.72%	-10.61%

5 Years	0.26%	0.26%

10 Years[3]	0.64%	0.64%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.15% and 1.90% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.80% and 1.55% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 19

HISTORICAL PERFORMANCE (continued)

AB OHIO PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-11.99%

5 Years	0.22%

10 Years	1.18%

CLASS C SHARES

1 Year	-10.74%

5 Years	0.07%

10 Years[1]	0.75%

1	Assumes conversion of Class C shares into Class A shares after eight years.

20 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB PENNSYLVANIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.16%	5.02%

1 Year	-9.52%	-12.26%

5 Years	1.09%	0.49%

10 Years	1.62%	1.31%

CLASS C SHARES			2.55%	4.05%

1 Year	-10.20%	-11.08%

5 Years	0.31%	0.31%

10 Years[3]	0.87%	0.87%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.18% and 1.93% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 21

HISTORICAL PERFORMANCE (continued)

AB PENNSYLVANIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-12.22%

5 Years	0.30%

10 Years	1.48%

CLASS C SHARES

1 Year	-11.04%

5 Years	0.14%

10 Years[1]	1.03%

1	Assumes conversion of Class C shares into Class A shares after eight years.

22 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB VIRGINIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.13%	5.11%

1 Year	-9.04%	-11.78%

5 Years	1.02%	0.41%

10 Years	1.53%	1.21%

CLASS C SHARES			2.49%	4.06%

1 Year	-9.66%	-10.55%

5 Years	0.29%	0.29%

10 Years[3]	0.79%	0.79%

ADVISOR CLASS SHARES[4]			3.48%	5.68%

1 Year	-8.72%	-8.72%

5 Years	1.27%	1.27%

Since Inception[5]	1.15%	1.15%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.86%, 1.61% and 0.61% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.80%, 1.55% and 0.55% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 7/25/2016.

abfunds.com	AB MUNICIPAL INCOME FUND II | 23

HISTORICAL PERFORMANCE (continued)

AB VIRGINIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-11.91%

5 Years	0.21%

10 Years	1.37%

CLASS C SHARES

1 Year	-10.77%

5 Years	0.06%

10 Years[1]	0.94%

ADVISOR CLASS SHARES[2]

1 Year	-8.95%

5 Years	1.07%

Since Inception[3]	1.11%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 7/25/2016.

24 | AB MUNICIPAL INCOME FUND II	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB MUNICIPAL INCOME FUND II | 25

EXPENSE EXAMPLE (continued)

(unaudited)

AB Arizona Portfolio

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$979.70	$3.87	0.78%
Hypothetical**	$1,000	$1,021.16	$3.95	0.78%
Class C
Actual	$1,000	$975.00	$7.58	1.53%
Hypothetical**	$1,000	$1,017.40	$7.74	1.53%
Advisor Class
Actual	$1,000	$980.90	$2.63	0.53%
Hypothetical**	$1,000	$1,022.41	$2.69	0.53%

AB Massachusetts Portfolio

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$980.20	$3.82	0.77%
Hypothetical**	$1,000	$1,021.21	$3.90	0.77%
Class C
Actual	$1,000	$976.40	$7.53	1.52%
Hypothetical**	$1,000	$1,017.45	$7.69	1.52%
Advisor Class
Actual	$1,000	$980.50	$2.58	0.52%
Hypothetical**	$1,000	$1,022.46	$2.64	0.52%

AB Minnesota Portfolio

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$982.10	$4.22	0.85%
Hypothetical**	$1,000	$1,020.81	$4.31	0.85%
Class C
Actual	$1,000	$978.40	$7.94	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%

26 | AB MUNICIPAL INCOME FUND II	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB New Jersey Portfolio

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$983.90	$4.08	0.82%
Hypothetical**	$1,000	$1,020.96	$4.15	0.82%
Class C
Actual	$1,000	$980.20	$7.79	1.57%
Hypothetical**	$1,000	$1,017.20	$7.94	1.57%

AB Ohio Portfolio

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$978.20	$3.97	0.80%
Hypothetical**	$1,000	$1,021.06	$4.05	0.80%
Class C
Actual	$1,000	$974.50	$7.67	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%

AB Pennsylvania Portfolio

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$975.80	$4.21	0.85%
Hypothetical**	$1,000	$1,020.81	$4.31	0.85%
Class C
Actual	$1,000	$972.10	$7.91	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%

abfunds.com	AB MUNICIPAL INCOME FUND II | 27

EXPENSE EXAMPLE (continued)

(unaudited)

AB Virginia Portfolio

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$982.20	$3.98	0.80%
Hypothetical**	$1,000	$1,021.06	$4.05	0.80%
Class C
Actual	$1,000	$979.50	$7.69	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%
Advisor Class
Actual	$1,000	$984.40	$2.74	0.55%
Hypothetical**	$1,000	$1,022.31	$2.79	0.55%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

28 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1

November 30, 2022 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 29

BOND RATING SUMMARY1 (continued)

November 30, 2022 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

30 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1 (continued)

November 30, 2022 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 31

BOND RATING SUMMARY1 (continued)

November 30, 2022 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

32 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB ARIZONA PORTFOLIO

November 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.5%
Long-Term Municipal Bonds – 97.5%
Arizona – 86.4%
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	$825	$826,608
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2034	3,000	3,062,562
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	1,021	982,913
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045	1,000	905,057
4.00%, 11/01/2050	2,000	1,762,362
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2057	1,500	1,467,213
Arizona Industrial Development Authority (Kipp New York, Inc. Jerome Facility) Series 2021-B 4.00%, 07/01/2051	1,000	787,552
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	300	210,000
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2058	2,300	2,414,949
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 5.00%, 02/01/2037	1,500	1,590,380
Series 2021 4.00%, 02/01/2038	1,500	1,481,396
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	600	453,963

abfunds.com	AB MUNICIPAL INCOME FUND II | 33

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Provident Group – EMU Properties LLC) Series 2018 5.00%, 05/01/2043	$1,000	$699,079
5.00%, 05/01/2048	1,100	737,582
Arizona Sports & Tourism Authority BAM Series 2022 5.00%, 07/01/2031	2,000	2,238,365
Arizona State University Series 2014 5.00%, 08/01/2033	2,050	2,098,696
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,070,497
City of Buckeye AZ (Town of Buckeye AZ Excise Tax) Series 2015 5.00%, 07/01/2035	3,450	3,604,034
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,624,506
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2021-A 5.00%, 07/01/2045	1,500	1,641,090
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2033	750	787,948
Series 2019 5.00%, 07/01/2049	2,500	2,593,431
Series 2019-B 4.00%, 07/01/2037	3,000	2,896,015
4.00%, 07/01/2038	1,160	1,111,790
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	1,250	980,360
County of Pinal AZ Series 2014 5.00%, 08/01/2032	2,840	2,935,396
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 4.00%, 07/15/2042	5,000	5,055,941

34 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	$1,000	$906,352
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	949,408
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012-C 5.00%, 07/01/2038	2,500	2,503,661
Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC) Series 2018-A 5.00%, 07/01/2037	1,000	1,007,217
5.00%, 07/01/2042	1,250	1,231,537
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/2032	2,500	2,503,004
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 7.00%, 11/15/2057(a)	335	343,666
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 5.00%, 04/01/2034	1,590	1,721,359
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	1,200	1,211,287
Series 2021 4.00%, 02/15/2041	205	174,910
4.00%, 02/15/2046	345	282,781
4.00%, 02/15/2051	580	459,554

abfunds.com	AB MUNICIPAL INCOME FUND II | 35

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)	$990	$682,693
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016-A 5.00%, 01/01/2033	1,400	1,493,398
5.00%, 01/01/2035	2,000	2,111,508
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	830	848,468
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	500	398,409
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017-A 5.00%, 07/01/2037	750	778,136
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,700	1,706,101
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2036	750	760,813
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034	3,000	3,277,289
5.00%, 07/01/2036	1,700	1,843,641
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	2,500	2,621,436

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Northern Arizona University BAM Series 2015 5.00%, 06/01/2034	$1,000	$1,040,164
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	2,584,792
5.25%, 12/01/2022	515	515,000
5.25%, 12/01/2023	650	659,092
Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 06/01/2044	1,200	1,226,600
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054	815	674,748
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	400	352,630
University of Arizona (The) Series 2014 5.00%, 08/01/2033	1,765	1,810,380

		85,699,719

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	225	249,548

Delaware – 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	520	533,223

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2056	200	200,518

abfunds.com	AB MUNICIPAL INCOME FUND II | 37

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam – 3.4%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	$100	$83,757
Series 2023 5.25%, 10/01/2031(b)	150	150,898
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	310	302,643
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	775	778,042
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	170	174,823
5.00%, 10/01/2040	705	718,875
Series 2022-A 5.00%, 10/01/2044	200	203,565
Territory of Guam Series 2019 5.00%, 11/15/2031	85	87,432
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,000	865,772

		3,365,807

Illinois – 0.3%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	335	337,738

Indiana – 0.2%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	145	109,069
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020-A 3.00%, 11/01/2030	100	88,989

		198,058

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky – 1.0%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.25%, 06/01/2041	$1,000	$1,018,307

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	500	478,300
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	100	106,873

		585,173

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	50,946

New York – 1.1%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,049,478

North Carolina – 0.8%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	300	269,997
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	500	489,770

		759,767

Puerto Rico – 1.9%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	1	891
Zero Coupon, 07/01/2033	144	78,655
4.00%, 07/01/2033	103	89,438
4.00%, 07/01/2035	3	2,217

abfunds.com	AB MUNICIPAL INCOME FUND II | 39

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

4.00%, 07/01/2037	$2	$1,865
4.00%, 07/01/2041	3	2,436
4.00%, 07/01/2046	103	79,349
5.25%, 07/01/2023	32	31,752
5.375%, 07/01/2025	3	3,274
5.625%, 07/01/2027	303	310,175
5.625%, 07/01/2029	3	3,223
5.75%, 07/01/2031	3	3,136
Series 2022-C 0.00%, 11/01/2043	19	8,696
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	99,951
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2034	130	128,718
5.25%, 07/01/2036	130	128,598
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	310	321,119
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	130	94,413
Series 2019-A 4.329%, 07/01/2040	105	94,859
5.00%, 07/01/2058	480	454,229

		1,936,994

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	165	154,134

Texas – 0.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	290	280,485

Washington – 0.3%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(a)	225	235,675

40 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	$100	$77,577

		313,252

Total Municipal Obligations (cost $102,654,319)		96,733,147

	Shares
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(c)(d)(e) (cost $463,863)	463,863	463,863

Total Investments – 98.0% (cost $103,118,182)		97,197,010
Other assets less liabilities – 2.0%		1,975,406

Net Assets – 100.0%		$99,172,416

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	740	01/15/2025	2.565%	CPI#	Maturity	$65,462	$	– 0	–	$65,462
USD	370	01/15/2025	2.585%	CPI#	Maturity	32,439		– 0	–	32,439
USD	370	01/15/2025	2.613%	CPI#	Maturity	32,038		– 0	–	32,038
USD	240	01/15/2025	4.028%	CPI#	Maturity	7,103		– 0	–	7,103
USD	1,150	01/15/2026	CPI#	3.720%	Maturity	(34,755)		– 0	–	(34,755)
USD	1,150	01/15/2027	CPI#	3.320%	Maturity	(49,006)		– 0	–	(49,006)
USD	1,150	01/15/2027	CPI#	3.466%	Maturity	(38,770)		(1,292)		(37,478)
USD	900	01/15/2027	CPI#	3.323%	Maturity	(38,188)		– 0	–	(38,188)
USD	2,840	01/15/2028	1.230%	CPI#	Maturity	502,372		– 0	–	502,372
USD	2,140	01/15/2028	0.735%	CPI#	Maturity	454,280		– 0	–	454,280
USD	2,200	01/15/2029	CPI#	3.390%	Maturity	(48,275)		– 0	–	(48,275)
USD	1,330	01/15/2029	CPI#	3.735%	Maturity	8,786		– 0	–	8,786
USD	640	01/15/2029	CPI#	3.290%	Maturity	(19,260)		– 0	–	(19,260)
USD	510	01/15/2030	1.572%	CPI#	Maturity	85,609		– 0	–	85,609
USD	510	01/15/2030	1.587%	CPI#	Maturity	84,918		– 0	–	84,918
USD	650	01/15/2031	2.782%	CPI#	Maturity	42,220		– 0	–	42,220
USD	630	01/15/2031	2.680%	CPI#	Maturity	47,149		– 0	–	47,149

abfunds.com	AB MUNICIPAL INCOME FUND II | 41

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	540	01/15/2031	2.989%	CPI#	Maturity	$24,119	$	– 0	–	$24,119
USD	530	01/15/2032	CPI#	3.064%	Maturity	(16,918)		– 0	–	(16,918)
USD	490	04/15/2032	CPI#	2.909%	Maturity	(22,047)		– 0	–	(22,047)

						$1,119,276		$(1,292)		$1,120,568

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	5,700	01/15/2027	1 Day SOFR	2.445%	Annual	$(254,586)	$	– 0	–	$(254,586)
USD	1,100	01/15/2031	1.427%	3 Month LIBOR	Semi- Annual/ Quarterly	172,799		– 0	–	172,799
USD	3,500	04/15/2032	2.542%	1 Day SOFR	Annual	229,862		– 0	–	229,862
USD	1,750	04/15/2032	2.444%	1 Day SOFR	Annual	133,275		– 0	–	133,275
USD	1,000	04/15/2032	1.280%	1 Day SOFR	Annual	171,717		– 0	–	171,717

						$453,067	$	– 0	–	$453,067

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	1,675	10/09/2029	1.125%	SIFMA*	Quarterly	$187,897	$	– 0	–	$187,897

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2022, the aggregate market value of these securities amounted to $5,714,477 or 5.8% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

42 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.5% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 43

PORTFOLIO OF INVESTMENTS

AB MASSACHUSETTS PORTFOLIO

November 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.7%
Long-Term Municipal Bonds – 93.8%
Massachusetts – 80.7%
City of Quincy MA Series 2022-A 5.00%, 06/01/2047	$3,060	$3,463,578
City of Worcester MA AGM Series 2022 3.00%, 02/01/2046	2,600	2,078,545
Commonwealth of Massachusetts Series 2015-A 5.00%, 07/01/2035	10,000	10,463,255
Series 2018-A 5.00%, 01/01/2042	5,000	5,320,019
Series 2022-B 3.00%, 02/01/2045	4,965	3,987,808
4.00%, 02/01/2042	5,000	5,019,145
AGC Series 2007-A 3.545% (LIBOR 3 Month + 0.57%), 05/01/2037(a)	3,000	2,820,340
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	2,000	1,946,208
Martha’s Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031	1,000	1,040,127
Massachusetts Bay Transportation Authority Assessment Revenue Series 2022-A 4.00%, 07/01/2039	2,000	2,031,423
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019-A 5.00%, 06/01/2039 (Pre-refunded/ETM)	1,400	1,586,700
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044	7,000	7,039,838
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053	5,000	5,032,320
Series 2019 5.00%, 07/01/2026	1,000	1,065,601

44 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044	$3,755	$3,774,691
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035	1,795	1,937,649
5.00%, 10/01/2039	1,780	1,896,776
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2014-P 5.00%, 10/01/2034 (Pre-refunded/ETM)	1,055	1,100,295
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2034	700	723,054
5.00%, 01/01/2035	735	756,248
5.00%, 01/01/2036	1,000	1,026,238
5.25%, 01/01/2042	1,000	1,022,057
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031	2,000	2,044,696
5.00%, 10/01/2034	2,100	2,131,549
Massachusetts Development Finance Agency (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2046	1,000	912,418
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013-E 5.00%, 11/01/2038	5,000	5,046,036
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2030	350	326,241
4.00%, 07/01/2031	365	335,454
4.00%, 07/01/2040	2,000	1,615,931
4.00%, 07/01/2050	865	634,949
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,076,202

abfunds.com	AB MUNICIPAL INCOME FUND II | 45

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Mass General Brigham Inc.) Series 2015-O 4.00%, 07/01/2045	$5,855	$5,578,530
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032	1,000	1,003,979
Massachusetts Development Finance Agency (Merrimack College) Series 2021-B 4.00%, 07/01/2050	1,825	1,569,366
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(b)	2,000	2,035,041
Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2042	5,000	5,386,307
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036	700	822,094
5.00%, 07/15/2040	2,400	2,804,481
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.125%, 01/01/2040	1,020	933,540
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034	1,525	1,587,728
5.00%, 10/01/2035	2,455	2,545,884
Series 2020-M 4.00%, 10/01/2050	2,500	2,118,146
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,000	1,905,432
5.00%, 07/01/2041	2,500	2,529,068
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	1,500	1,516,135

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	$3,000	$2,466,279
Series 2021-B 4.00%, 06/01/2050	1,000	849,488
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033	1,250	1,299,381
Series 2020-A 4.00%, 07/01/2045	1,400	1,232,553
Series 2021 4.00%, 07/01/2046	1,270	1,109,904
4.00%, 07/01/2051	1,000	850,139
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037	1,000	1,060,224
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,539,562
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2019-A 5.00%, 07/01/2038	1,000	1,014,595
5.00%, 07/01/2044	3,000	3,003,003
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,188,402
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2032	4,685	5,060,833
Series 2019-C 5.00%, 07/01/2049	1,000	1,028,721
Series 2021-E 5.00%, 07/01/2037	2,250	2,409,849
5.00%, 07/01/2051	1,000	1,033,826
Massachusetts Port Authority (Bosfuel Corp.) Series 2019-A 5.00%, 07/01/2033	2,000	2,123,479

abfunds.com	AB MUNICIPAL INCOME FUND II | 47

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts School Building Authority Series 2013-A 5.00%, 05/15/2032 (Pre-refunded/ETM)	$2,500	$2,528,570
Series 2015-B 5.00%, 01/15/2030 (Pre-refunded/ETM)	3,770	3,939,360
Massachusetts Water Resources Authority Series 2016-C 5.00%, 08/01/2033 (Pre-refunded/ETM)	5,500	5,949,510
Town of Weymouth MA Series 2021 2.00%, 09/15/2045	2,000	1,268,063
University of Massachusetts Building Authority Series 2014-1 5.00%, 11/01/2044 (Pre-refunded/ETM)	2,000	2,089,579
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034	2,500	2,697,696
Series 2020 3.013%, 11/01/2043	2,000	1,442,773

		161,776,911

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	395	438,095

Arizona – 0.3%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	660	682,385

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	990,542

Connecticut – 0.5%
State of Connecticut Series 2015-F 5.00%, 11/15/2032	1,000	1,058,910

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida – 1.6%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027	$3,000	$3,081,098
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	100	73,836

		3,154,934

Guam – 3.1%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	535	429,412
Series 2023 5.25%, 10/01/2036(c)	100	96,832
5.375%, 10/01/2043(c)	200	191,708
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	1,525	1,547,348
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	350	359,930
5.00%, 10/01/2040	1,420	1,447,946
Territory of Guam Series 2019 5.00%, 11/15/2031	210	216,008
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	2,255	1,952,316

		6,241,500

Illinois – 1.0%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	650	655,313
Illinois Finance Authority Series 2015 5.00%, 05/15/2037 (Pre-refunded/ETM)	1,050	1,105,425
Village of Bolingbrook IL Sales Tax Revenue (Village of Bolingbrook IL) Series 2005 6.25%, 01/01/2024	169	164,074

		1,924,812

abfunds.com	AB MUNICIPAL INCOME FUND II | 49

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	$270	$203,094

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	90	91,702

New Jersey – 0.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,232,838

North Carolina – 0.8%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	485,995
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	1,000	1,031,227

		1,517,222

Pennsylvania – 1.1%
City of Philadelphia PA Series 2017-A 5.00%, 08/01/2033	1,000	1,069,247
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	1,140	1,155,203

		2,224,450

Puerto Rico – 1.9%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	130	119,408
Zero Coupon, 07/01/2033	205	112,182
4.00%, 07/01/2033	100	86,917
5.25%, 07/01/2023	57	57,740
5.375%, 07/01/2025	200	202,742

50 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.625%, 07/01/2027	$300	$306,901
5.625%, 07/01/2029	200	204,676
5.75%, 07/01/2031	100	102,511
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	240	239,882
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	100	98,740
AGC Series 2007-N 5.25%, 07/01/2034	260	257,436
5.25%, 07/01/2036	230	227,520
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	575	595,624
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	238	172,849
Series 2019-A 4.329%, 07/01/2040	180	162,615
4.55%, 07/01/2040	22	20,434
5.00%, 07/01/2058	815	771,243

		3,739,420

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	310	289,586

Texas – 0.8%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	540	522,282
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	1,000	1,033,395

		1,555,677

abfunds.com	AB MUNICIPAL INCOME FUND II | 51

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	$1,000	$1,018,075

Total Long-Term Municipal Bonds (cost $200,544,381)		188,140,153

Short-Term Municipal Notes – 3.9%
Massachusetts – 3.9%
Massachusetts Health & Educational Facilities Authority (Mass General Brigham, Inc.) Series 2011 1.86%, 07/01/2040(d)	1,905	1,905,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Series 2022 1.83%, 01/01/2039(d)	2,000	2,000,000
Series 2022-A 1.88%, 01/01/2037(d)	4,000	4,000,000

Total Short-Term Municipal Notes (cost $7,905,000)		7,905,000

Total Municipal Obligations (cost $208,449,381)		196,045,153

	Shares
SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(e)(f)(g) (cost $710,079)	710,079	710,079

Total Investments – 98.1% (cost $209,159,460)		196,755,232
Other assets less liabilities – 1.9%		3,765,735

Net Assets – 100.0%		$200,520,967

52 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	1,325	01/15/2025	2.565%	CPI#	Maturity	$117,212	$	– 0	–	$117,212
USD	663	01/15/2025	2.613%	CPI#	Maturity	57,409		– 0	–	57,409
USD	662	01/15/2025	2.585%	CPI#	Maturity	58,040		– 0	–	58,040
USD	510	01/15/2025	4.028%	CPI#	Maturity	15,094		– 0	–	15,094
USD	2,270	01/15/2026	CPI#	3.765%	Maturity	(63,365)		– 0	–	(63,365)
USD	2,060	01/15/2027	CPI#	3.466%	Maturity	(69,449)		(2,314)		(67,135)
USD	2,050	01/15/2027	CPI#	3.320%	Maturity	(87,358)		– 0	–	(87,358)
USD	1,660	01/15/2027	CPI#	3.323%	Maturity	(70,436)		– 0	–	(70,436)
USD	5,260	01/15/2028	1.230%	CPI#	Maturity	930,449		– 0	–	930,449
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	842,753		– 0	–	842,753
USD	3,900	01/15/2029	CPI#	3.390%	Maturity	(85,578)		– 0	–	(85,578)
USD	2,420	01/15/2029	CPI#	3.735%	Maturity	15,987		– 0	–	15,987
USD	1,250	01/15/2029	CPI#	3.331%	Maturity	(33,449)		– 0	–	(33,449)
USD	870	01/15/2030	1.572%	CPI#	Maturity	146,039		– 0	–	146,039
USD	870	01/15/2030	1.587%	CPI#	Maturity	144,859		– 0	–	144,859
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	84,439		– 0	–	84,439
USD	1,130	01/15/2031	2.680%	CPI#	Maturity	84,569		– 0	–	84,569
USD	1,000	01/15/2031	2.989%	CPI#	Maturity	44,664		– 0	–	44,664
USD	1,000	01/15/2032	CPI#	3.064%	Maturity	(31,921)		– 0	–	(31,921)
USD	950	04/15/2032	CPI#	2.909%	Maturity	(42,744)		– 0	–	(42,744)

						$2,057,214		$(2,314)		$2,059,528

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	1,500	01/15/2027	1 Day SOFR	2.587%	Annual	$(57,031)	$	– 0	–	$(57,031)
USD	2,450	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	300,119		– 0	–	300,119
USD	2,100	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	329,889		– 0	–	329,889
USD	2,000	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	343,041		– 0	–	343,041
USD	2,800	04/15/2032	3.619%	1 Day SOFR	Annual	(53,225)		– 0	–	(53,225)
USD	2,750	04/15/2032	1.280%	1 Day SOFR	Annual	472,222		– 0	–	472,222
USD	2,000	04/15/2032	3.970%	1 Day SOFR	Annual	(94,173)		– 0	–	(94,173)
USD	1,350	04/15/2032	1.284%	1 Day SOFR	Annual	231,413		– 0	–	231,413

						$1,472,255	$	– 0	–	$1,472,255

abfunds.com	AB MUNICIPAL INCOME FUND II | 53

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA	*	Quarterly	$339,337	$	– 0	–	$339,337

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2022.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2022, the aggregate market value of these securities amounted to $3,488,098 or 1.7% of net assets.

(c)	When-Issued or delayed delivery security.

(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.5% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

54 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MINNESOTA PORTFOLIO

November 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.4%
Long-Term Municipal Bonds – 95.4%
Minnesota – 95.4%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP) Series 2014-A 5.00%, 02/01/2034	$1,695	$1,734,715
Brainerd Independent School District No. 181 Series 2018-A 4.00%, 02/01/2041	1,000	1,009,030
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	270	213,459
City of Center City MN (Hazelden Betty Ford Foundation) Series 2014 5.00%, 11/01/2029	300	304,800
5.00%, 11/01/2044	500	503,058
Series 2019 4.00%, 11/01/2041	850	759,241
City of Duluth MN Series 2016-A 5.00%, 02/01/2034	1,000	1,052,832
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 05/01/2031	1,000	1,043,766
City of Minneapolis MN (Allina Health Obligated Group) Series 2021 4.00%, 11/15/2037	1,000	983,103
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2036	2,000	2,103,043
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2056	300	209,149
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032	200	195,713

abfunds.com	AB MUNICIPAL INCOME FUND II | 55

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Rochester MN (Mayo Clinic) Series 2018 4.00%, 11/15/2048	$1,000	$967,632
City of St. Paul MN (City of St. Paul MN Sales Tax) Series 2014-G 5.00%, 11/01/2030	1,500	1,557,200
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2049	395	373,845
City of Woodbury MN (Woodbury Leadership Academy) Series 2021 4.00%, 07/01/2056	215	149,890
Cloquet Independent School District No. 94 Series 2015-B 5.00%, 02/01/2031	1,200	1,249,293
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	400	340,704
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018 4.25%, 02/15/2043	500	476,924
Series 2018-A 5.00%, 02/15/2048	1,000	1,009,682
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015-A 5.00%, 11/15/2040 (Pre-refunded/ETM)	600	635,903
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Amherst H Wilder Foundation/MN) Series 2020 5.00%, 12/01/2036	1,575	1,592,586
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015-A 5.00%, 07/01/2032	1,000	1,032,717
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040	110	102,745

56 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(a)	$100	$75,894
4.00%, 06/01/2051(a)	125	85,297
Hutchinson Utilities Commission Series 2012-A 5.00%, 12/01/2025	420	420,836
Minneapolis Special School District No. 1 Series 2016 5.00%, 02/01/2031	1,750	1,900,346
Minneapolis-St Paul Metropolitan Airports Commission Series 2019-B 5.00%, 01/01/2035	2,000	2,105,138
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2019 4.00%, 12/01/2040	750	684,132
Minnesota Higher Education Facilities Authority (Hamline University) Series 2017-B 5.00%, 10/01/2036	500	507,951
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,100	1,125,054
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2021 3.00%, 10/01/2041	1,000	802,042
Series 2015-8 5.00%, 12/01/2032	1,000	1,051,540
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2017-A 4.00%, 10/01/2034	800	808,509
Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease) Series 2019-A 4.00%, 08/01/2031	50	51,952
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/2032	750	777,967

abfunds.com	AB MUNICIPAL INCOME FUND II | 57

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Prague Independent School District No. 721 Series 2015-A 4.00%, 02/01/2032	$1,000	$1,023,934
North St Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019-A 3.00%, 02/01/2039	1,000	851,027
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019-A 3.00%, 02/01/2038	1,000	866,800
Northern Municipal Power Agency Series 2017 5.00%, 01/01/2033	235	252,819
5.00%, 01/01/2034	215	231,017
5.00%, 01/01/2041	700	741,974
Southern Minnesota Municipal Power Agency Series 2017-A 5.00%, 01/01/2047	2,000	2,137,676
State of Minnesota Series 2021-A 4.00%, 09/01/2039	1,000	1,033,352

Total Municipal Obligations (cost $39,162,430)		37,136,287

	Shares
SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(b)(c)(d) (cost $1,278,933)	1,278,933	1,278,933

Total Investments – 98.7% (cost $40,441,363)		38,415,220
Other assets less liabilities – 1.3%		489,790

Net Assets – 100.0%		$38,905,010

58 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	365	01/15/2025	2.565%	CPI#	Maturity	$32,288	$	– 0	–	$32,288
USD	183	01/15/2025	2.585%	CPI#	Maturity	16,044		– 0	–	16,044
USD	182	01/15/2025	2.613%	CPI#	Maturity	15,759		– 0	–	15,759
USD	120	01/15/2025	4.028%	CPI#	Maturity	3,552		– 0	–	3,552
USD	680	01/15/2026	CPI#	3.765%	Maturity	(18,982)		– 0	–	(18,982)
USD	570	01/15/2027	CPI#	3.466%	Maturity	(19,216)		(639)		(18,577)
USD	500	01/15/2027	CPI#	3.320%	Maturity	(21,307)		– 0	–	(21,307)
USD	420	01/15/2027	CPI#	3.323%	Maturity	(17,821)		– 0	–	(17,821)
USD	1,410	01/15/2028	1.230%	CPI#	Maturity	249,417		– 0	–	249,417
USD	1,070	01/15/2028	0.735%	CPI#	Maturity	227,140		– 0	–	227,140
USD	1,050	01/15/2029	CPI#	3.390%	Maturity	(23,040)		– 0	–	(23,040)
USD	620	01/15/2029	CPI#	3.735%	Maturity	4,096		– 0	–	4,096
USD	330	01/15/2029	CPI#	3.331%	Maturity	(8,831)		– 0	–	(8,831)
USD	255	01/15/2030	1.572%	CPI#	Maturity	42,805		– 0	–	42,805
USD	255	01/15/2030	1.587%	CPI#	Maturity	42,459		– 0	–	42,459
USD	300	01/15/2031	2.680%	CPI#	Maturity	22,452		– 0	–	22,452
USD	300	01/15/2031	2.782%	CPI#	Maturity	19,486		– 0	–	19,486
USD	250	01/15/2031	2.989%	CPI#	Maturity	11,166		– 0	–	11,166
USD	260	01/15/2032	CPI#	3.064%	Maturity	(8,299)		– 0	–	(8,299)
USD	260	04/15/2032	CPI#	2.909%	Maturity	(11,698)		– 0	–	(11,698)

						$557,470		$(639)		$558,109

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	1,400	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	$219,926	$	– 0	–	$219,926
USD	3,400	01/15/2027	1 Day SOFR	3.943%	Annual	33,881		– 0	–	33,881
USD	500	01/15/2027	1 Day SOFR	3.941%	Annual	4,933		– 0	–	4,933
USD	600	04/15/2032	3.979%	1 Day SOFR	Annual	(28,687)		– 0	–	(28,687)

						$230,053	$	– 0	–	$230,053

abfunds.com	AB MUNICIPAL INCOME FUND II | 59

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	835	10/09/2029	1.125%	SIFMA	*	Quarterly	$93,668	$	– 0	–	$93,668

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2022, the aggregate market value of these securities amounted to $161,191 or 0.4% of net assets.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

60 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB NEW JERSEY PORTFOLIO

November 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.7%
Long-Term Municipal Bonds – 96.7%
New Jersey – 85.5%
Camden County Improvement Authority/The (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2052	$1,000	$1,046,933
City of Jersey City NJ Series 2017-A 5.00%, 11/01/2031	500	546,024
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	500	420,449
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 05/01/2036	1,400	1,473,478
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,352,579
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016-A 5.00%, 06/01/2041	1,000	928,167
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill, Inc.) Series 2018 5.00%, 01/01/2049	500	423,455
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	878	871,629
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,030,258
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	1,000	1,003,682
5.125%, 01/01/2034	500	500,845
5.50%, 01/01/2027	1,000	1,009,659

abfunds.com	AB MUNICIPAL INCOME FUND II | 61

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	$2,500	$2,447,608
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	1,862,602
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	1,165	1,168,312
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015-H 5.00%, 07/01/2034	2,500	2,622,013
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2052	1,000	942,087
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2017 5.00%, 07/01/2047	1,750	1,770,747
New Jersey Health Care Facilities Financing Authority Series 2016 4.00%, 07/01/2041	2,000	1,955,625
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,835	1,907,415
New Jersey Health Care Facilities Financing Authority (Valley Health System Obligated Group/NJ) Series 2019 4.00%, 07/01/2039	2,500	2,425,379
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028	1,000	1,055,236
5.00%, 06/15/2029	1,750	1,843,989
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015-A 5.25%, 06/15/2041	1,250	1,275,134

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2018-A 5.00%, 12/15/2035	$1,750	$1,843,099
Series 2020-A 4.00%, 06/15/2045	1,415	1,292,596
Series 2022-A 5.00%, 06/15/2032	1,000	1,117,538
New Jersey Turnpike Authority Series 2019-A 5.00%, 01/01/2048	680	717,637
Series 2020-D 5.00%, 01/01/2028	1,350	1,447,966
Rahway Valley Sewerage Authority (The) NATL Series 2005-A Zero Coupon, 09/01/2035	3,445	2,064,167
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047	1,000	989,270
BAM Series 2022 5.25%, 11/01/2052	1,000	1,073,023
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	2,675	2,585,308
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003-A 5.25%, 08/15/2023	430	430,906
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	2,975	2,980,436

		49,425,251

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	145	160,820

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	102,225

abfunds.com	AB MUNICIPAL INCOME FUND II | 63

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Delaware – 1.7%
Delaware River & Bay Authority Series 2021 4.00%, 01/01/2046	$1,000	$974,780

Florida – 0.2%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	100	88,756

Guam – 3.5%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	83,757
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	150	154,256
5.00%, 10/01/2040	655	667,890
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	720	712,265
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	440	380,940

		1,999,108

Illinois – 0.5%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	305	307,493

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	50,946

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	58,754

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Dakota – 0.2%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	$110	$65,615
7.00%, 12/15/2043(a)	110	61,820

		127,435

Ohio – 0.5%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	335	306,936

Puerto Rico – 2.3%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	100	54,723
4.00%, 07/01/2033	100	86,916
4.00%, 07/01/2046	100	76,915
5.25%, 07/01/2023	18	17,574
5.625%, 07/01/2029	100	102,338
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	155	154,924
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2036	145	143,437
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	270	279,684
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	104	75,531
Series 2019-A 4.329%, 07/01/2040	70	63,239
5.00%, 07/01/2058	305	288,625

		1,343,906

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	145	135,451

abfunds.com	AB MUNICIPAL INCOME FUND II | 65

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a)(b)(c)	$260	$97,760

		233,211

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	245	236,962

Washington – 0.5%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(a)	210	219,963
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	100	90,180

		310,143

Wisconsin – 0.3%
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(a)	200	191,419

Total Municipal Obligations (cost $57,999,802)		55,918,145

	Shares
SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(d)(e)(f) (cost $637,604)	637,604	637,604

Total Investments – 97.8% (cost $58,637,406)		56,555,749
Other assets less liabilities – 2.2%		1,289,299

Net Assets – 100.0%		$57,845,048

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	465	01/15/2025	2.565%	CPI#	Maturity	$41,135	$	– 0	–	$41,135
USD	233	01/15/2025	2.585%	CPI#	Maturity	20,428		– 0	–	20,428
USD	232	01/15/2025	2.613%	CPI#	Maturity	20,088		– 0	–	20,088
USD	870	01/15/2026	CPI#	3.611%	Maturity	(31,143)		– 0	–	(31,143)
USD	800	01/15/2026	CPI#	3.766%	Maturity	(22,290)		– 0	–	(22,290)
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	366,165		– 0	–	366,165
USD	1,640	01/15/2028	0.735%	CPI#	Maturity	348,140		– 0	–	348,140
USD	3,470	01/15/2029	CPI#	3.406%	Maturity	(71,599)		– 0	–	(71,599)
USD	530	01/15/2029	CPI#	3.735%	Maturity	3,501		– 0	–	3,501
USD	240	01/15/2029	CPI#	3.408%	Maturity	(4,913)		– 0	–	(4,913)
USD	225	01/15/2030	1.572%	CPI#	Maturity	37,769		– 0	–	37,769
USD	225	01/15/2030	1.587%	CPI#	Maturity	37,464		– 0	–	37,464
USD	450	01/15/2031	2.782%	CPI#	Maturity	29,229		– 0	–	29,229
USD	370	01/15/2031	2.680%	CPI#	Maturity	27,691		– 0	–	27,691

						$801,665	$	– 0	–	$801,665

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	5,400	01/15/2027	1 Day SOFR	2.482%	Annual	$(228,464)	$	– 0	–	$(228,464)
USD	3,000	01/15/2029	1.370%	3 Month LIBOR	Semi-Annual/ Quarterly	391,548		– 0	–	391,548
USD	1,650	01/15/2031	1.456%	3 Month LIBOR	Semi-Annual/ Quarterly	256,315		31,688		224,627
USD	2,450	04/15/2032	1.284%	1 Day SOFR	Annual	419,971		– 0	–	419,971

						$839,370		$31,688		$807,682

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA	*	Quarterly	$138,539	$	– 0	–	$138,539

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

abfunds.com	AB MUNICIPAL INCOME FUND II | 67

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2022, the aggregate market value of these securities amounted to $1,330,789 or 2.3% of net assets.

(b)	Non-income producing security.

(c)	Defaulted.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 17.5% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB OHIO PORTFOLIO

November 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.4%
Long-Term Municipal Bonds – 98.4%
Ohio – 85.4%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 4.00%, 11/15/2035	$1,000	$919,807
American Municipal Power, Inc. Series 2016-A 5.00%, 02/15/2034	1,000	1,048,739
Series 2019 4.00%, 02/15/2039	1,000	969,925
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	1,240	1,136,121
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 4.00%, 12/01/2042	505	465,815
5.00%, 12/01/2037	1,700	1,749,714
City of Cleveland OH Series 2012 5.00%, 12/01/2028	25	25,047
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2020 4.00%, 08/01/2041	1,100	1,018,403
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,195,820
Cleveland Municipal School District Series 2015-A 5.00%, 12/01/2033 (Pre-refunded/ETM)	2,000	2,025,010
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(a)	490	381,527
County of Allen/OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2042	1,650	1,725,483

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	$1,400	$1,432,217
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	190	171,349
County of Franklin OH (Agler Green LP) Series 2002-A 5.65%, 05/20/2032	740	741,275
5.80%, 05/20/2044	1,150	1,151,402
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	155	129,680
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 01/01/2042	1,000	931,269
County of Hamilton OH Sewer System Revenue Series 2013-A 5.00%, 12/01/2031 (Pre-refunded/ETM)	2,305	2,360,322
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	500	444,933
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	200	182,852
County of Montgomery OH (Dayton Children’s Hospital Obligated Group) Series 2021 4.00%, 08/01/2036	1,000	1,002,697
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a)(b)(c)	450	169,200
County of Scioto OH (Southern Ohio Medical Center Obligated Group) Series 2016 5.00%, 02/15/2033	1,000	1,033,076

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	$220	$218,454
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	550	376,958
Miami University/Oxford OH Series 2020-A 5.00%, 09/01/2036	1,000	1,104,051
Series 2021-A 5.00%, 09/01/2028	800	889,020
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	1,000	994,829
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	640	587,947
Series 2021 1.50%, 02/01/2026	1,000	920,976
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2047	1,000	1,038,116
5.25%, 01/01/2052	1,000	1,032,358
Ohio Higher Educational Facility Commission (Case Western Reserve University) Series 2016 4.00%, 12/01/2033	2,000	2,045,864
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2042	2,000	1,785,076
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2034	320	337,663
5.00%, 07/01/2042	3,045	3,164,835
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2044	2,000	2,100,372

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio Turnpike & Infrastructure Commission Series 2022 5.00%, 02/15/2039	$2,000	$2,256,815
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) Series 2020 4.00%, 04/01/2040	415	395,228
State of Ohio (Premier Health Partners Obligated Group) Series 2020 4.00%, 11/15/2040	1,310	1,183,314
4.00%, 11/15/2041	725	651,441
Summit County Development Finance Authority (Summit County Development Finance Authority Lease) Series 2012 5.00%, 12/01/2025	615	615,000
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2046	1,000	794,106
University of Akron (The) Series 2014-A 5.00%, 01/01/2032	2,080	2,114,501

		47,018,607

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	140	155,274

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	102,225

California – 0.4%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	220	215,092
State of California Series 2004 5.25%, 04/01/2029	5	5,012

		220,104

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Connecticut – 0.7%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2037	$415	$407,708

Florida – 2.4%
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033	1,300	1,319,139

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2059	100	98,916

Guam – 2.7%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	83,757
Series 2023 5.25%, 10/01/2031(d)	100	100,599
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	615	617,414
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	150	154,256
5.00%, 10/01/2038	540	553,213

		1,509,239

Indiana – 0.2%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	110	82,742

Kansas – 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	265	236,698

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	$50	$50,946

New York – 1.9%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,049,478

North Carolina – 0.7%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	367,328

Puerto Rico – 1.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	78	71,645
4.00%, 07/01/2033	100	86,916
5.25%, 07/01/2023	18	17,574
5.625%, 07/01/2029	100	102,338
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	99,951
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2034	120	118,816
5.25%, 07/01/2036	120	118,706
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	230	238,250
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	72,626
Series 2019-A 4.329%, 07/01/2040	70	63,239

		990,061

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	125	116,768

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas – 0.8%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	$215	$217,618
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	215	207,946

		425,564

Total Municipal Obligations (cost $57,708,474)		54,150,797

	Shares
SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc.– Government Money Market Portfolio – Class AB, 3.50%(e)(f)(g) (cost $192,068)	192,068	192,068

Total Investments – 98.7% (cost $57,900,542)		54,342,865
Other assets less liabilities – 1.3%		701,939

Net Assets – 100.0%		$55,044,804

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	460	01/15/2025	2.565%	CPI#	Maturity	$40,692	$	– 0	–	$40,692
USD	230	01/15/2025	2.585%	CPI#	Maturity	20,165		– 0	–	20,165
USD	230	01/15/2025	2.613%	CPI#	Maturity	19,916		– 0	–	19,916
USD	150	01/15/2025	4.028%	CPI#	Maturity	4,439		– 0	–	4,439
USD	1,070	01/15/2026	CPI#	3.720%	Maturity	(32,338)		– 0	–	(32,338)
USD	700	01/15/2027	CPI#	3.320%	Maturity	(29,829)		– 0	–	(29,829)
USD	670	01/15/2027	CPI#	3.466%	Maturity	(22,588)		(752)		(21,836)
USD	530	01/15/2027	CPI#	3.323%	Maturity	(22,489)		– 0	–	(22,489)
USD	2,020	01/15/2028	1.230%	CPI#	Maturity	357,321		– 0	–	357,321
USD	1,520	01/15/2028	0.735%	CPI#	Maturity	322,666		– 0	–	322,666
USD	1,280	01/15/2029	CPI#	3.390%	Maturity	(28,087)		– 0	–	(28,087)
USD	770	01/15/2029	CPI#	3.735%	Maturity	5,087		– 0	–	5,087

abfunds.com	AB MUNICIPAL INCOME FUND II | 75

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	390	01/15/2029	CPI#	3.290%	Maturity	$(11,737)	$	– 0	–	$(11,737)
USD	180	01/15/2030	1.572%	CPI#	Maturity	30,215		– 0	–	30,215
USD	180	01/15/2030	1.587%	CPI#	Maturity	29,971		– 0	–	29,971
USD	400	01/15/2031	2.782%	CPI#	Maturity	25,981		– 0	–	25,981
USD	380	01/15/2031	2.680%	CPI#	Maturity	28,439		– 0	–	28,439
USD	320	01/15/2031	2.989%	CPI#	Maturity	14,293		– 0	–	14,293
USD	320	01/15/2032	CPI#	3.064%	Maturity	(10,215)		– 0	–	(10,215)
USD	340	04/15/2032	CPI#	2.909%	Maturity	(15,298)		– 0	–	(15,298)

						$726,604		$(752)		$727,356

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	2,600	01/15/2027	1 Day SOFR	2.438%	Annual	$(115,641)	$	– 0	–	$(115,641)
USD	2,600	01/15/2027	1 Day SOFR	2.518%	Annual	(119,220)		– 0	–	(119,220)
USD	1,100	01/15/2027	1 Day SOFR	2.448%	Annual	(48,462)		– 0	–	(48,462)
USD	1,000	01/15/2027	1 Day SOFR	2.540%	Annual	(44,948)		– 0	–	(44,948)
USD	3,300	01/15/2028	1.468%	1 Day SOFR	Annual	322,257		– 0	–	322,257
USD	1,000	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	157,090		– 0	–	157,090
USD	1,500	04/15/2032	2.773%	1 Day SOFR	Annual	67,480		– 0	–	67,480
USD	500	04/15/2032	3.069%	1 Day SOFR	Annual	11,136		– 0	–	11,136
USD	400	04/15/2032	3.082%	1 Day SOFR	Annual	8,488		– 0	–	8,488
USD	250	02/15/2041	1 Day SOFR	1.657%	Annual	(56,918)		– 0	–	(56,918)

						$181,262	$	– 0	–	$181,262

76 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA	*	Quarterly	$131,809	$	– 0	–	$131,809

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2022, the aggregate market value of these securities amounted to $1,807,732 or 3.3% of net assets.

(b)	Defaulted.

(c)	Non-income producing security.

(d)	When-Issued or delayed delivery security.

(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.8% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 77

PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO

November 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.5%
Long-Term Municipal Bonds – 97.5%
Pennsylvania – 90.9%
Allegheny County Airport Authority Series 2021-A 5.00%, 01/01/2028	$1,000	$1,063,812
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2036	1,600	1,677,248
Allentown Neighborhood Improvement Zone Development Authority Series 2022 5.25%, 05/01/2042(a)	500	462,866
Altoona Area School District BAM Series 2018 5.00%, 12/01/2039 (Pre-refunded/ETM)	2,000	1,402,478
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2043	500	480,790
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	750	672,799
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	420	433,880
Bucks County Water and Sewer Authority AGM Series 2015-A 5.00%, 12/01/2037	780	812,666
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018-A 5.00%, 11/15/2042	1,000	1,021,544
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	650	617,438
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 6.00%, 10/15/2052(a)	200	193,517

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(a)	$345	$333,539
City of Erie Higher Education Building Authority (Gannon University) Series 2021 4.00%, 05/01/2036	300	273,976
4.00%, 05/01/2041	250	214,913
City of Philadelphia PA Series 2017 5.00%, 08/01/2031	1,000	1,072,391
City of Philadelphia PA Water & Wastewater Revenue Series 2017-A 5.00%, 10/01/2036	1,700	1,821,622
Series 2018-A 5.00%, 10/01/2048	1,000	1,040,096
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031	2,500	2,727,345
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2034	450	489,377
5.00%, 07/01/2035	750	811,993
5.00%, 07/01/2036	1,000	1,079,144
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	635	646,631
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038	2,440	1,971,138
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,625	1,543,599
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033	660	679,119

abfunds.com	AB MUNICIPAL INCOME FUND II | 79

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037	$1,100	$1,101,443
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2057	1,000	1,000,291
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045	500	480,845
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	765	686,417
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-B 5.25%, 03/01/2037	520	533,406
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	270	204,254
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,001,931
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 3.00%, 01/01/2025	1,020	1,007,003
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 4.00%, 04/15/2040	670	628,663
Series 2022-C 2.60% (MUNIPSA + 0.70%), 11/15/2047(b)	1,000	969,132

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2017 4.00%, 08/15/2042	$1,000	$985,296
Pennsylvania State University (The) Series 2020-A 4.00%, 09/01/2050	500	484,100
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036	1,000	1,041,479
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018-B 5.00%, 12/01/2038	1,000	1,062,696
5.00%, 12/01/2043	1,000	1,036,505
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	400	391,146
Philadelphia Authority for Industrial Development (MaST Community Charter School II) Series 2020 5.00%, 08/01/2030	410	422,980
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	260	268,221
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	500	350,328
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	1,000	935,630
5.00%, 06/15/2050(a)	1,000	880,536
Philadelphia Authority for Industrial Development (St Joseph’s University) Series 2022 5.50%, 11/01/2060	2,000	2,076,459
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 04/01/2029	1,000	1,045,878

abfunds.com	AB MUNICIPAL INCOME FUND II | 81

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044	$750	$793,471
Scranton School District/PA BAM Series 2017-E 5.00%, 12/01/2033	500	541,621
5.00%, 12/01/2034	800	862,397
5.00%, 12/01/2035	500	537,271
State Public School Building Authority AGM Series 2016 5.00%, 12/01/2029 (Pre-refunded/ETM)	135	146,403
5.00%, 12/01/2029	865	910,239
Susquehanna Area Regional Airport Authority Series 2017 5.00%, 01/01/2035	1,000	1,032,971

		46,962,933

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	135	149,729

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	102,225

Colorado – 0.4%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	215	212,966

Guam – 1.8%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	83,757
Series 2023 5.25%, 10/01/2031(c)	100	100,599
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	120	123,404
5.00%, 10/01/2040	525	535,332

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Territory of Guam Series 2019 5.00%, 11/15/2031	$85	$87,432

		930,524

Kentucky – 0.6%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2041	315	318,376

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	35	35,662

New Jersey – 0.8%
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	425	410,750

New York – 0.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	185	185,876

Puerto Rico – 1.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	100	54,723
4.00%, 07/01/2033	100	86,916
5.25%, 07/01/2023	15	15,063
5.625%, 07/01/2029	100	102,338
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	99,951
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	225	233,070
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	72,626

abfunds.com	AB MUNICIPAL INCOME FUND II | 83

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2019-A 4.329%, 07/01/2040	$65	$58,722
5.00%, 07/01/2058	250	236,578

		959,987

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	120	112,098

Total Investments – 97.5% (cost $52,622,319)		50,381,126
Other assets less liabilities – 2.5%		1,297,592

Net Assets – 100.0%		$51,678,718

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	435	01/15/2025	2.565%	CPI#	Maturity	$38,481	$	– 0	–	$38,481
USD	218	01/15/2025	2.613%	CPI#	Maturity	18,876		– 0	–	18,876
USD	217	01/15/2025	2.585%	CPI#	Maturity	19,025		– 0	–	19,025
USD	120	01/15/2025	4.028%	CPI#	Maturity	3,552		– 0	–	3,552
USD	820	01/15/2026	CPI#	3.765%	Maturity	(22,889)		– 0	–	(22,889)
USD	650	01/15/2027	CPI#	3.320%	Maturity	(27,699)		– 0	–	(27,699)
USD	620	01/15/2027	CPI#	3.466%	Maturity	(20,902)		(696)		(20,206)
USD	490	01/15/2027	CPI#	3.323%	Maturity	(20,791)		– 0	–	(20,791)
USD	1,970	01/15/2028	1.230%	CPI#	Maturity	348,476		– 0	–	348,476
USD	1,460	01/15/2028	0.735%	CPI#	Maturity	309,929		– 0	–	309,929
USD	1,810	01/15/2029	CPI#	3.331%	Maturity	(48,434)		– 0	–	(48,434)
USD	740	01/15/2029	CPI#	3.735%	Maturity	4,888		– 0	–	4,888
USD	240	01/15/2029	CPI#	3.408%	Maturity	(4,913)		– 0	–	(4,913)
USD	170	01/15/2030	1.572%	CPI#	Maturity	28,536		– 0	–	28,536
USD	170	01/15/2030	1.587%	CPI#	Maturity	28,306		– 0	–	28,306
USD	400	01/15/2031	2.782%	CPI#	Maturity	25,981		– 0	–	25,981
USD	340	01/15/2031	2.680%	CPI#	Maturity	25,446		– 0	–	25,446
USD	300	01/15/2031	2.989%	CPI#	Maturity	13,399		– 0	–	13,399
USD	290	01/15/2032	CPI#	3.064%	Maturity	(9,257)		– 0	–	(9,257)
USD	140	04/15/2032	CPI#	2.909%	Maturity	(6,299)		– 0	–	(6,299)

						$703,711		$(696)		$704,407

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

84 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	2,500	01/15/2027	1 Day SOFR	3.892%	Annual	$19,622	$	– 0	–	$19,622
USD	2,000	04/15/2032	3.408%	1 Day SOFR	Annual	(3,687)		– 0	–	(3,687)
USD	1,650	04/15/2032	1.284%	1 Day SOFR	Annual	282,837		– 0	–	282,837

						$298,772	$	– 0	–	$298,772

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA	*	Quarterly	$127,882	$	– 0	–	$127,882

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2022, the aggregate market value of these securities amounted to $3,560,270 or 6.9% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2022.

(c)	When-Issued or delayed delivery security.

As of November 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.8% and 4.5%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 85

PORTFOLIO OF INVESTMENTS

AB VIRGINIA PORTFOLIO

November 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.4%
Long-Term Municipal Bonds – 96.1%
Virginia – 70.6%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	$442	$400,665
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2045	4,000	3,833,396
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	573,081
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	4,000	4,039,238
City of Richmond VA Public Utility Revenue Series 2013-A 5.00%, 01/15/2029 (Pre-refunded/ETM)	1,970	1,976,012
Series 2016 5.00%, 01/15/2030	4,000	4,277,412
5.00%, 01/15/2034	5,000	5,314,356
County of Arlington VA Series 2020-A 4.00%, 08/01/2038	5,190	5,338,168
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029	2,955	3,009,566
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026	1,000	965,229
Fairfax County Economic Development Authority Series 2014-A 5.00%, 10/01/2034 (Pre-refunded/ETM)	1,000	1,042,934
Series 2016 4.00%, 04/01/2035 (Pre-refunded/ETM)	415	431,341
Series 2016-A 5.00%, 10/01/2042 (Pre-refunded/ETM)	1,200	1,271,074

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014-A 5.00%, 05/15/2044	$2,000	$2,020,033
Series 2018-A 4.00%, 05/15/2048	1,500	1,429,418
Fairfax County Water Authority Series 2021 4.00%, 04/01/2040	2,570	2,597,100
4.00%, 04/01/2043	1,875	1,890,422
Greater Richmond Convention Center Authority Series 2015 5.00%, 06/15/2030 (Pre-refunded/ETM)	3,000	3,159,639
5.00%, 06/15/2031 (Pre-refunded/ETM)	2,000	2,106,426
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2022 1.65%, 12/01/2041	3,000	2,890,613
Hampton Roads Sanitation District Series 2017-A 5.00%, 10/01/2033	3,550	3,889,816
Hampton Roads Transportation Accountability Commission Series 2018-A 5.00%, 07/01/2035 (Pre-refunded/ETM)	4,000	4,447,357
Series 2021-A 5.00%, 07/01/2026	5,000	5,379,020
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017-C 5.00%, 12/01/2037	765	769,700
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,044,298
James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2021-A 4.00%, 12/01/2050	1,575	1,145,259
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	1,500	1,363,890

abfunds.com	AB MUNICIPAL INCOME FUND II | 87

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047	$1,750	$1,760,296
Norfolk Airport Authority/VA Series 2019 5.00%, 07/01/2043	2,870	2,966,883
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	980	881,536
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035	1,750	1,849,919
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036	1,000	1,011,207
4.00%, 07/01/2038	1,550	1,555,970
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033	1,125	1,170,616
5.00%, 09/01/2038	1,535	1,573,357
5.00%, 09/01/2043	1,000	1,018,773
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046	1,265	973,873
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 5.00%, 12/01/2039	1,000	1,009,991
Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031	1,000	954,870
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	2,400	2,236,518

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia College Building Authority Series 2021 4.00%, 06/01/2036	$3,125	$2,834,246
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	1,000	961,284
Series 2015-A 5.00%, 07/01/2030(a)	1,615	1,637,550
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-B 3.00%, 02/01/2037	9,140	8,230,998
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046	2,000	2,040,246
Virginia Port Authority Series 2016-B 5.00%, 07/01/2035	2,000	2,099,622
5.00%, 07/01/2036	4,160	4,357,046
Virginia Resources Authority Series 2011-B 5.00%, 11/01/2026	20	20,040
Series 2016-C 4.00%, 11/01/2034	2,000	2,051,307
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/2025	4,000	4,081,523
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 01/01/2036	5,000	5,176,477
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2049	3,500	3,196,448
Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	1,000	957,159

abfunds.com	AB MUNICIPAL INCOME FUND II | 89

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2039	$5,000	$4,611,973
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029	4,125	4,304,581
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2049	430	430,016
5.00%, 12/31/2052	3,350	3,329,220
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	1,500	1,279,035
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034	2,000	2,077,696
5.00%, 01/01/2035	1,500	1,551,357

		140,797,096

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	420	465,823

Arizona – 0.5%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	200	204,450
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	705	728,911

		933,361

District of Columbia – 14.7%
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 4.00%, 10/01/2035	2,000	1,949,922

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021-A 4.00%, 10/01/2037	$2,220	$2,146,790
5.00%, 10/01/2036	2,250	2,400,148
5.00%, 10/01/2046	5,000	5,147,902
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series 2019 5.00%, 10/01/2034	1,500	1,577,241
AGM Series 2022 4.00%, 10/01/2052	3,000	2,721,230
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Dulles Toll Road) Series 2010-B 6.50%, 10/01/2044	4,300	4,801,771
Washington Metropolitan Area Transit Authority Series 2017-A 5.00%, 07/01/2031	1,145	1,248,579
5.00%, 07/01/2032	3,950	4,282,387
Washington Metropolitan Area Transit Authority Dedicated Revenue Series 2021-A 4.00%, 07/15/2039	3,000	3,029,148

		29,305,118

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2039	100	102,676
5.00%, 01/01/2048	100	100,256
5.00%, 01/01/2056	155	155,401

		358,333

Guam – 3.1%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	565	453,491
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	1,095	1,069,014
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,630	1,676,246
Territory of Guam Series 2019 5.00%, 11/15/2031	210	216,008

abfunds.com	AB MUNICIPAL INCOME FUND II | 91

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	$1,370	$1,186,108
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035	1,500	1,533,969

		6,134,836

Illinois – 1.1%
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	2,200	2,205,967

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	85	86,608

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	58,754

New York – 0.9%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,750	1,836,586

North Carolina – 0.3%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	560	503,995

Puerto Rico – 2.3%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	89	81,491
Zero Coupon, 07/01/2033	369	201,782
4.00%, 07/01/2033	103	89,438
4.00%, 07/01/2035	3	2,217
4.00%, 07/01/2037	2	1,865
4.00%, 07/01/2041	3	2,436
4.00%, 07/01/2046	103	79,349

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.25%, 07/01/2023	$67	$66,899
5.375%, 07/01/2025	203	206,016
5.625%, 07/01/2027	303	310,175
5.625%, 07/01/2029	3	3,223
5.75%, 07/01/2031	103	105,647
Series 2022-C 0.00%, 11/01/2043	19	8,697
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	235	234,884
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	210	207,353
AGC Series 2007-N 5.25%, 07/01/2034	190	188,126
5.25%, 07/01/2036	225	222,574
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	555	574,906
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038	275	244,638
4.00%, 07/01/2040	295	258,163
5.00%, 07/01/2034	110	118,592
5.00%, 07/01/2035	115	122,791
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	223	161,955
Series 2019-A 4.329%, 07/01/2040	180	162,615
5.00%, 07/01/2058	955	903,727

		4,559,559

South Carolina – 0.1%
South Carolina Public Service Authority Series 2022 4.00%, 12/01/2049	205	177,991

abfunds.com	AB MUNICIPAL INCOME FUND II | 93

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	$295	$275,573

Texas – 1.0%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	520	502,938
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-B 5.00%, 11/15/2036(b)(c)	1,150	460,000
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	1,000	1,021,006

		1,983,944

Washington – 0.5%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	650	660,755
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	180	162,324
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	77,578

		900,657

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	$1,000	$1,007,804

Total Long-Term Municipal Bonds (cost $203,905,632)		191,592,005

Short-Term Municipal Notes – 1.3%
Virginia – 1.3%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2004 1.85%, 06/01/2034(d)	1,250	1,250,000
Virginia Small Business Financing Authority (Carilion Clinic Obligated Group) Series 2019 1.90%, 07/01/2042(d)	1,310	1,310,000

Total Short-Term Municipal Notes (cost $2,560,000)		2,560,000

Total Municipal Obligations (cost $206,465,632)		194,152,005

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Banking – 0.1%
UMB Financial Corp. 10.00%, 01/01/2049(e)(f) (cost $151,165)	151	150,499

	Shares
SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(g)(h)(i) (cost $892,921)	892,921	892,921

Total Investments – 97.9% (cost $207,509,718)		195,195,425
Other assets less liabilities – 2.1%		4,093,685

Net Assets – 100.0%		$199,289,110

abfunds.com	AB MUNICIPAL INCOME FUND II | 95

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	1,450	01/15/2025	2.565%	CPI#	Maturity	$128,270	$	– 0	–	$128,270
USD	725	01/15/2025	2.585%	CPI#	Maturity	63,563		– 0	–	63,563
USD	725	01/15/2025	2.613%	CPI#	Maturity	62,777		– 0	–	62,777
USD	470	01/15/2025	4.028%	CPI#	Maturity	13,910		– 0	–	13,910
USD	1,700	01/15/2026	CPI#	3.720%	Maturity	(51,378)		– 0	–	(51,378)
USD	2,260	01/15/2027	CPI#	3.466%	Maturity	(76,191)		(2,539)		(73,652)
USD	2,250	01/15/2027	CPI#	3.320%	Maturity	(95,881)		– 0	–	(95,881)
USD	1,770	01/15/2027	CPI#	3.323%	Maturity	(75,104)		– 0	–	(75,104)
USD	5,020	01/15/2028	1.230%	CPI#	Maturity	887,995		– 0	–	887,995
USD	3,740	01/15/2028	0.735%	CPI#	Maturity	793,928		– 0	–	793,928
USD	4,250	01/15/2029	CPI#	3.390%	Maturity	(93,258)		– 0	–	(93,258)
USD	2,650	01/15/2029	CPI#	3.735%	Maturity	17,506		– 0	–	17,506
USD	1,550	01/15/2029	CPI#	3.290%	Maturity	(46,646)		– 0	–	(46,646)
USD	1,375	01/15/2030	1.572%	CPI#	Maturity	230,809		– 0	–	230,809
USD	1,375	01/15/2030	1.587%	CPI#	Maturity	228,945		– 0	–	228,945
USD	1,350	01/15/2031	2.782%	CPI#	Maturity	87,687		– 0	–	87,687
USD	1,230	01/15/2031	2.680%	CPI#	Maturity	92,054		– 0	–	92,054
USD	1,080	01/15/2031	2.989%	CPI#	Maturity	48,237		– 0	–	48,237
USD	1,050	01/15/2032	CPI#	3.064%	Maturity	(33,517)		– 0	–	(33,517)
USD	1,060	04/15/2032	CPI#	2.909%	Maturity	(47,693)		– 0	–	(47,693)

						$2,136,013		$(2,539)		$2,138,552

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	17,000	01/15/2027	1 Day SOFR	2.393%	Annual	$(779,547)	$	– 0	–	$(779,547)
USD	15,000	01/15/2028	1.468%	1 Day SOFR	Annual	1,464,393		– 0	–	1,464,393
USD	8,000	04/15/2032	3.794%	1 Day SOFR	Annual	(261,481)		– 0	–	(261,481)
USD	3,200	04/15/2032	3.506%	1 Day SOFR	Annual	(32,030)		– 0	–	(32,030)
USD	2,700	04/15/2032	2.308%	1 Day SOFR	Annual	225,500		– 0	–	225,500

						$616,835	$	– 0	–	$616,835

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA*	Quarterly	$332,606	$	– 0	–	$332,606

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2022, the aggregate market value of these securities amounted to $6,595,726 or 3.3% of net assets.

(b)	Non-income producing security.

(c)	Defaulted.

(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Fair valued by the Adviser.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.8% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 97

STATEMENT OF ASSETS & LIABILITIES

November 30, 2022 (unaudited)

	AB Arizona		AB Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $102,654,319 and $208,449,381, respectively)	$96,733,147		$196,045,153
Affiliated issuers (cost $463,863 and $710,079, respectively)	463,863		710,079
Cash	– 0	–	1,250
Cash collateral due from broker	227,476		561,945
Interest receivable	1,696,401		2,993,933
Receivable for shares of beneficial interest sold	230,011		939,597
Unrealized appreciation on interest rate swaps	187,897		339,337
Receivable for investment securities sold	35,000		65,000
Affiliated dividends receivable	1,513		6,170
Receivable for variation margin on centrally cleared swaps	973		– 0	–

Total assets	99,576,281		201,662,464

Liabilities
Payable for investment securities purchased	152,692		295,246
Payable for shares of beneficial interest redeemed	118,352		536,235
Custody and accounting fees payable	39,315		44,735
Audit and tax fee payable	20,826		21,551
Distribution fee payable	20,668		24,899
Administrative fee payable	16,110		16,132
Advisory fee payable	13,258		50,293
Dividends payable	12,747		100,169
Transfer Agent fee payable	1,466		1,296
Trustees’ fees payable	75		59
Payable for variation margin on centrally cleared swaps	– 0	–	36,404
Accrued expenses	8,356		14,478

Total liabilities	403,865		1,141,497

Net Assets	$99,172,416		$200,520,967

Composition of Net Assets
Shares of beneficial interest, at par	$97,459		$194,593
Additional paid-in capital	105,786,401		209,694,473
Accumulated loss	(6,711,444)		(9,368,099)

	$99,172,416		$200,520,967

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$85,048,524	8,357,788	$10.18	*

Class C	$4,076,439	401,138	$10.16

Advisor Class	$10,047,453	986,991	$10.18

AB Massachusetts Portfolio

Class A	$93,835,178	9,102,595	$10.31	*

Class C	$7,415,174	720,777	$10.29

Advisor Class	$99,270,615	9,635,924	$10.30

*	The maximum offering price per share for Class A of AB Arizona Portfolio and AB Massachusetts Portfolio were $10.49 and $10.63, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

98 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Minnesota		AB New Jersey
Assets
Investments in securities, at value
Unaffiliated issuers (cost $39,162,430 and $57,999,802, respectively)	$37,136,287		$55,918,145
Affiliated issuers (cost $1,278,933 and $637,604, respectively)	1,278,933		637,604
Cash collateral due from broker	58,142		183,969
Interest receivable	477,325		1,004,012
Unrealized appreciation on interest rate swaps	93,668		138,539
Receivable for variation margin on centrally cleared swaps	10,733		294
Affiliated dividends receivable	3,460		962
Receivable for shares of beneficial interest sold	399		28,011
Receivable due from Adviser	104		– 0	–
Receivable for investment securities sold	– 0	–	105,000

Total assets	39,059,051		58,016,536

Liabilities
Payable for shares of beneficial interest redeemed	50,672		57,518
Custody and accounting fees payable	35,236		33,809
Audit and tax fee payable	21,551		21,551
Administrative fee payable	16,221		724
Distribution fee payable	9,068		12,837
Legal fee payable	7,719		7,869
Dividends payable	4,939		25,773
Transfer Agent fee payable	1,548		1,473
Trustees’ fees payable	116		66
Advisory fee payable	– 0	–	6,565
Accrued expenses	6,971		3,303

Total liabilities	154,041		171,488

Net Assets	$38,905,010		$57,845,048

Composition of Net Assets
Shares of beneficial interest, at par	$41,196		$64,354
Additional paid-in capital	40,164,208		59,055,557
Accumulated loss	(1,300,394)		(1,274,863)

	$38,905,010		$57,845,048

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Minnesota Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$36,902,927	3,907,819	$9.44	*

Class C	$2,002,083	211,769	$9.45

AB New Jersey Portfolio

Class A	$55,877,029	6,216,613	$8.99	*

Class C	$1,968,019	218,791	$8.99

*	The maximum offering price per share for Class A of AB Minnesota Portfolio and AB New Jersey Portfolio were $9.73 and $9.27, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 99

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Ohio		AB Pennsylvania
Assets
Investments in securities, at value
Unaffiliated issuers (cost $57,708,474 and $52,622,319, respectively)	$54,150,797		$50,381,126
Affiliated issuers (cost $192,068 and $0, respectively)	192,068		– 0	–
Cash collateral due from broker	75,321		121,765
Interest receivable	795,618		803,747
Unrealized appreciation on interest rate swaps	131,809		127,882
Receivable for investment securities sold	50,000		789,226
Receivable for variation margin on centrally cleared swaps	6,713		– 0	–
Receivable for shares of beneficial interest sold	6,113		135,450
Affiliated dividends receivable	609		6,295

Total assets	55,409,048		52,365,491

Liabilities
Due to custodian	– 0	–	378,271
Payable for shares of beneficial interest redeemed	160,864		106,763
Payable for investment securities purchased	101,795		101,795
Custody and accounting fees payable	36,270		35,441
Audit and tax fee payable	21,551		20,569
Dividends payable	13,578		11,412
Distribution fee payable	12,091		11,263
Advisory fee payable	4,716		6,653
Transfer Agent fee payable	1,520		1,508
Administrative fee payable	909		875
Trustees’ fees payable	92		93
Payable for variation margin on centrally cleared swaps	– 0	–	310
Accrued expenses	10,858		11,820

Total liabilities	364,244		686,773

Net Assets	$55,044,804		$51,678,718

Composition of Net Assets
Shares of beneficial interest, at par	$60,098		$53,955
Additional paid-in capital	60,814,321		53,703,775
Accumulated loss	(5,829,615)		(2,079,012)

	$55,044,804		$51,678,718

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Ohio Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$53,439,122	5,834,400	$9.16	*

Class C	$1,605,682	175,424	$9.15

AB Pennsylvania Portfolio

Class A	$50,695,886	5,292,921	$9.58	*

Class C	$982,832	102,597	$9.58

*	The maximum offering price per share for Class A of AB Ohio Portfolio and AB Pennsylvania Portfolio were $9.44 and $9.88, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

100 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $206,616,797)	$194,302,504
Affiliated issuers (cost $892,921)	892,921
Cash collateral due from broker	664,885
Receivable for investment securities sold	5,177,167
Interest receivable	2,894,566
Receivable for shares of beneficial interest sold	966,614
Unrealized appreciation on interest rate swaps	332,606
Affiliated dividends receivable	2,429

Total assets	205,233,692

Liabilities
Payable for investment securities purchased	5,174,217
Payable for shares of beneficial interest redeemed	477,618
Dividends payable	72,125
Advisory fee payable	54,708
Payable for variation margin on centrally cleared swaps	35,077
Distribution fee payable	30,157
Administrative fee payable	15,840
Transfer Agent fee payable	2,035
Trustees’ fees payable	151
Accrued expenses	82,654

Total liabilities	5,944,582

Net Assets	$199,289,110

Composition of Net Assets
Shares of beneficial interest, at par	$193,433
Additional paid-in capital	211,021,280
Accumulated loss	(11,925,603)

$199,289,110

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Virginia Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$119,280,813	11,577,680	$10.30	*

Class C	$7,577,061	737,365	$10.28

Advisor Class	$72,431,236	7,028,277	$10.31

*	The maximum offering price per share for Class A shares was $10.62 which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 101

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2022 (unaudited)

AB Arizona	AB Massachusetts
Investment Income
Interest	$1,883,137	$3,357,852
Dividends – Affiliated issuers	13,683	42,423
Other income	– 0	–	7,500

Total income	1,896,820	3,407,775

Expenses
Advisory fee (see Note B)	240,208	468,912
Distribution fee – Class A	114,953	123,424
Distribution fee – Class C	21,260	39,890
Transfer agency – Class A	17,324	15,560
Transfer agency – Class C	822	1,354
Transfer agency – Advisor Class	1,999	15,969
Administrative	45,720	45,743
Custody and accounting	32,649	36,315
Audit and tax	22,796	23,521
Legal	17,571	17,970
Registration fees	10,720	12,665
Trustees’ fees	9,535	10,236
Printing	8,392	7,549
Miscellaneous	7,112	8,987

Total expenses	551,061	828,095
Less: expenses waived and reimbursed by the Adviser (see Note B)	(132,382)	(125,109)

Net expenses	418,679	702,986

Net investment income	1,478,141	2,704,789

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(600,448)	(2,433,926)
Swaps	218,517	3,457,551
Net change in unrealized appreciation (depreciation) of:
Investments	(3,572,610)	(5,427,268)
Swaps	(20,871)	(2,873,745)

Net loss on investment transactions	(3,975,412)	(7,277,388)

Net Decrease in Net Assets from Operations	$(2,497,271)	$(4,572,599)

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Minnesota	AB New Jersey
Investment Income
Interest	$684,876	$1,173,240
Dividends – Affiliated issuers	14,315	6,464

Total income	699,191	1,179,704

Expenses
Advisory fee (see Note B)	96,926	135,566
Distribution fee – Class A	50,635	72,620
Distribution fee – Class C	12,852	10,779
Transfer agency – Class A	17,937	17,444
Transfer agency – Class C	1,221	668
Administrative	42,270	42,270
Custody and accounting	27,852	32,218
Audit and tax	23,521	23,521
Legal	17,231	17,397
Trustees’ fees	9,147	9,217
Printing	6,274	5,971
Registration fees	3,668	4,139
Miscellaneous	5,257	5,533

Total expenses	314,791	377,343
Less: expenses waived and reimbursed by the Adviser (see Note B)	(122,676)	(122,547)

Net expenses	192,115	254,796

Net investment income	507,076	924,908

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(146,073)	(90,934)
Swaps	435,846	(77,587)
Net change in unrealized appreciation (depreciation) of:
Investments	(1,269,585)	(1,882,189)
Swaps	(427,297)	21,174

Net loss on investment transactions	(1,407,109)	(2,029,536)

Net Decrease in Net Assets from Operations	$(900,033)	$(1,104,628)

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Ohio	AB Pennsylvania
Investment Income
Interest	$1,106,095	$973,600
Dividends – Affiliated issuers	6,339	11,327

Total income	1,112,434	984,927

Expenses
Advisory fee (see Note B)	139,819	122,529
Distribution fee – Class A	75,572	66,899
Distribution fee – Class C	8,419	4,688
Transfer agency – Class A	19,350	18,466
Transfer agency – Class C	595	338
Administrative	42,270	42,552
Custody and accounting	30,586	28,780
Audit and tax	23,521	22,539
Legal	17,389	17,386
Trustees’ fees	9,236	9,202
Printing	6,028	6,101
Registration fees	4,224	4,100
Miscellaneous	5,920	5,791

Total expenses	382,929	349,371
Less: expenses waived and reimbursed by the Adviser (see Note B)	(128,105)	(114,470)

Net expenses	254,824	234,901

Net investment income	857,610	750,026

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Investment transactions	(1,162,229)	(489,035)
Swaps	(52,327)	(174,780)
Net change in unrealized appreciation (depreciation) of:
Investments	(1,233,036)	(1,669,030)
Swaps	26,529	123,347

Net loss on investment transactions	(2,421,063)	(2,209,498)

Net Decrease in Net Assets from Operations	$(1,563,453)	$(1,459,472)

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

AB Virginia
Investment Income
Interest	$3,307,563
Dividends – Affiliated issuers	12,720

Total income	3,320,283

Expenses
Advisory fee (see Note B)	470,660
Distribution fee – Class A	153,405
Distribution fee – Class C	39,035
Transfer agency – Class A	21,916
Transfer agency – Class C	1,468
Transfer agency – Advisor Class	13,986
Administrative	45,694
Custody and accounting	37,230
Audit and tax	23,521
Legal	18,060
Registration fees	10,648
Trustees’ fees	10,322
Printing	8,026
Miscellaneous	9,955

Total expenses	863,926
Less: expenses waived and reimbursed by the Adviser (see Note B)	(96,574)

Net expenses	767,352

Net investment income	2,552,931

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(1,875,666)
Swaps	1,273,499
Net change in unrealized appreciation (depreciation) of:
Investments	(5,239,703)
Swaps	(1,271,766)

Net loss on investment transactions	(7,113,636)

Net Decrease in Net Assets from Operations	$(4,560,705)

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB Arizona
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,478,141	$2,765,876
Net realized loss on investment transactions	(381,931)	(612,169)
Net change in unrealized appreciation (depreciation) of investments	(3,593,481)	(8,878,173)

Net decrease in net assets from operations	(2,497,271)	(6,724,466)
Distributions to Shareholders
Class A	(1,295,447)	(2,491,529)
Class C	(44,098)	(75,915)
Advisor Class(a)	(162,202)	(151,271)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(8,558,543)	1,634,441

Total decrease	(12,557,561)	(7,808,740)
Net Assets
Beginning of period	111,729,977	119,538,717

End of period	$99,172,416	$111,729,977

(a)	Commenced distribution on March 25, 2021.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Massachusetts
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,704,789	$4,769,803
Net realized gain (loss) on investment transactions	1,023,625	(813,924)
Net change in unrealized appreciation (depreciation) of investments	(8,301,013)	(18,998,631)

Net decrease in net assets from operations	(4,572,599)	(15,042,752)
Distributions to Shareholders
Class A	(1,305,867)	(2,555,284)
Class C	(75,741)	(141,757)
Advisor Class	(1,468,802)	(2,109,716)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(14,218,211)	25,407,314

Total increase (decrease)	(21,641,220)	5,557,805
Net Assets
Beginning of period	222,162,187	216,604,382

End of period	$200,520,967	$222,162,187

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Minnesota
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$507,076	$1,098,013
Net realized gain (loss) on investment transactions	289,773	(61,027)
Net change in unrealized appreciation (depreciation) of investments	(1,696,882)	(4,347,609)

Net decrease in net assets from operations	(900,033)	(3,310,623)
Distributions to Shareholders
Class A	(529,127)	(1,076,792)
Class C	(23,750)	(41,005)
Transactions in Shares of Beneficial Interest
Net decrease	(9,990,771)	(4,575,433)

Total decrease	(11,443,681)	(9,003,853)
Net Assets
Beginning of period	50,348,691	59,352,544

End of period	$38,905,010	$50,348,691

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New Jersey
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$924,908	$1,862,364
Net realized loss on investment transactions	(168,521)	(589,699)
Net change in unrealized appreciation (depreciation) of investments	(1,861,015)	(4,982,265)

Net decrease in net assets from operations	(1,104,628)	(3,709,600)
Distributions to Shareholders
Class A	(955,746)	(1,843,509)
Class C	(27,351)	(60,713)
Transactions in Shares of Beneficial Interest
Net decrease	(4,424,351)	(5,443,271)

Total decrease	(6,512,076)	(11,057,093)
Net Assets
Beginning of period	64,357,124	75,414,217

End of period	$57,845,048	$64,357,124

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Ohio
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$857,610	$1,646,040
Net realized gain (loss) on investment transactions	(1,214,556)	168,875
Net change in unrealized appreciation (depreciation) of investments	(1,206,507)	(5,947,797)

Net decrease in net assets from operations	(1,563,453)	(4,132,882)
Distributions to Shareholders
Class A	(856,384)	(1,555,075)
Class C	(17,689)	(34,278)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(15,732,865)	5,418,417

Total decrease	(18,170,391)	(303,818)
Net Assets
Beginning of period	73,215,195	73,519,013

End of period	$55,044,804	$73,215,195

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Pennsylvania
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$750,026	$1,608,118
Net realized loss on investment transactions	(663,815)	(219,025)
Net change in unrealized appreciation (depreciation) of investments	(1,545,683)	(5,537,130)

Net decrease in net assets from operations	(1,459,472)	(4,148,037)
Distributions to Shareholders
Class A	(762,251)	(1,605,640)
Class C	(9,807)	(22,799)
Transactions in Shares of Beneficial Interest
Net decrease	(5,113,500)	(2,927,400)

Total decrease	(7,345,030)	(8,703,876)
Net Assets
Beginning of period	59,023,748	67,727,624

End of period	$51,678,718	$59,023,748

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Virginia
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,552,931	$5,047,394
Net realized loss on investment transactions	(602,167)	(889,062)
Net change in unrealized appreciation (depreciation) of investments	(6,511,469)	(20,718,254)

Net decrease in net assets from operations	(4,560,705)	(16,559,922)
Distributions to Shareholders
Class A	(1,544,486)	(2,988,419)
Class C	(69,211)	(124,992)
Advisor Class	(1,083,594)	(1,890,758)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(26,342,251)	17,983,338

Total decrease	(33,600,247)	(3,580,753)
Net Assets
Beginning of period	232,889,357	236,470,110

End of period	$199,289,110	$232,889,357

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2022 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of seven portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A and Class C shares. Class B shares, Class T shares and Class Z shares have been authorized but currently are not offered. AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio offer Advisor Class shares. Advisor Class shares for AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares 10 years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures

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NOTES TO FINANCIAL STATEMENTS (continued)

approved by and under the oversight of the Fund’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset

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NOTES TO FINANCIAL STATEMENTS (continued)

value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

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The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2022:

AB Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$96,733,147		$	– 0	–	$96,733,147
Short-Term Investments		463,863		– 0	–		– 0	–	463,863

Total Investments in Securities		463,863		96,733,147			– 0	–	97,197,010
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,386,495			– 0	–	1,386,495	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	707,653			– 0	–	707,653	(b)
Interest Rate Swaps		– 0	–	187,897			– 0	–	187,897
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(267,219)			– 0	–	(267,219	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(254,586)			– 0	–	(254,586	)(b)

Total		$463,863		$98,493,387		$	– 0	–	$98,957,250

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AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$188,140,153		$	– 0	–	$188,140,153
Short-Term Municipal Notes		– 0	–	7,905,000			– 0	–	7,905,000
Short-Term Investments		710,079		– 0	–		– 0	–	710,079

Total Investments in Securities		710,079		196,045,153			– 0	–	196,755,232
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	2,541,514			– 0	–	2,541,514	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	1,676,684			– 0	–	1,676,684	(b)
Interest Rate Swaps		– 0	–	339,337			– 0	–	339,337
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(484,300)			– 0	–	(484,300	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(204,429)			– 0	–	(204,429	)(b)

Total		$710,079		$199,913,959		$	– 0	–	$200,624,038

AB Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$37,136,287		$	– 0	–	$37,136,287
Short-Term Investments		1,278,933		– 0	–		– 0	–	1,278,933

Total Investments in Securities		1,278,933		37,136,287			– 0	–	38,415,220
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	686,664			– 0	–	686,664	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	258,740			– 0	–	258,740	(b)
Interest Rate Swaps		– 0	–	93,668			– 0	–	93,668
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(129,194)			– 0	–	(129,194	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(28,687)			– 0	–	(28,687	)(b)

Total		$1,278,933		$38,017,478		$	– 0	–	$39,296,411

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AB New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$55,918,145		$	– 0	–	$55,918,145
Short-Term Investments		637,604		– 0	–		– 0	–	637,604

Total Investments in Securities		637,604		55,918,145			– 0	–	56,555,749
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	931,610			– 0	–	931,610	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	1,067,834			– 0	–	1,067,834	(b)
Interest Rate Swaps		– 0	–	138,539			– 0	–	138,539
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(129,945)			– 0	–	(129,945	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(228,464)			– 0	–	(228,464	)(b)

Total		$637,604		$57,697,719		$	– 0	–	$58,335,323

AB Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$54,150,797		$	– 0	–	$54,150,797
Short-Term Investments		192,068		– 0	–		– 0	–	192,068

Total Investments in Securities		192,068		54,150,797			– 0	–	54,342,865
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	899,185			– 0	–	899,185	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	566,451			– 0	–	566,451	(b)
Interest Rate Swaps		– 0	–	131,809			– 0	–	131,809
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(172,581)			– 0	–	(172,581	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(385,189)			– 0	–	(385,189	)(b)

Total		$192,068		$55,190,472		$	– 0	–	$55,382,540

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$50,381,126		$	– 0	–	$50,381,126

Total Investments in Securities		– 0	–	50,381,126			– 0	–	50,381,126
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	864,895			– 0	–	864,895	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	302,459			– 0	–	302,459	(b)
Interest Rate Swaps		– 0	–	127,882			– 0	–	127,882
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(161,184)			– 0	–	(161,184	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(3,687)			– 0	–	(3,687	)(b)

Total	$	– 0	–	$51,511,491		$	– 0	–	$51,511,491

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$191,592,005		$	– 0	–	$191,592,005
Short-Term Municipal Notes		– 0	–	2,560,000			– 0	–	2,560,000
Corporates – Non-Investment Grade		– 0	–	– 0	–		150,499		150,499
Short-Term Investments		892,921		– 0	–		– 0	–	892,921

Total Investments in Securities		892,921		194,152,005			150,499		195,195,425
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	2,655,681			– 0	–	2,655,681	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	1,689,893			– 0	–	1,689,893	(b)
Interest Rate Swaps		– 0	–	332,606			– 0	–	332,606
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(519,668)			– 0	–	(519,668	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,073,058)			– 0	–	(1,073,058	)(b)

Total		$892,921		$197,237,459			$150,499		$198,280,879

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

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(b)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolios have a tax year-end of November 30 concurrent with the filing of the Portfolios’ tax returns.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are

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determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class
AB Arizona	.78%	1.53%	.53%
AB Massachusetts	.77%	1.52%	.52%
AB Minnesota	.85%	1.60%	N/A
AB New Jersey	.82%	1.57%	N/A
AB Ohio	.80%	1.55%	N/A
AB Pennsylvania	.85%	1.60%	N/A
AB Virginia	.80%	1.55%	.55%

The Expense Caps will extend through September 30, 2023 and then may be extended by the Adviser for additional one year terms. For the six months ended November 30, 2022, such reimbursements/waivers amounted to $131,690, $122,681, $79,788, $110,548, $116,191, $102,385 and $95,882 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2022, the reimbursement for such services amounted to $45,720, $45,743, $0, $30,671, $30,797, $30,900 and $45,694 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively. For the six months ended November 30, 2022, the Adviser voluntarily agreed to waive such fees in the amount of $42,270, $11,599, $11,473 and $11,652 for AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio, respectively.

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The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended November 30, 2022, such compensation retained by ABIS amounted to: $9,035, $10,073, $8,967, $9,008, $8,987, $8,978 and $10,786 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the six months ended November 30, 2022, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A			Class C
AB Arizona	$ – 0	–	$	– 0	–	$1
AB Massachusetts	4			224		5
AB Minnesota	– 0	–		– 0	–	56
AB New Jersey	– 0	–		– 0	–	85
AB Ohio	23			– 0	–	26
AB Pennsylvania	– 0	–		– 0	–	– 0	–
AB Virginia	99			– 0	–	242

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by

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the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2022, such waiver amounted to:

Portfolio	Amount	Portfolio	Amount
Arizona	$692	Ohio	$441
Massachusetts	2,428	Pennsylvania	433
Minnesota	618	Virginia	692
New Jersey	400

A summary of the Portfolios’ transactions in the Government Money Market Portfolio for the six months ended November 30, 2022 is as follows:

Portfolio	Market Value 5/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/22 (000)		Dividend Income (000)
AB Arizona	$384	$18,636	$18,556	$464		$14
AB Massachusetts	6,459	41,615	47,364	710		42
AB Minnesota	1,881	8,564	9,166	1,279		14
AB New Jersey	1,284	6,883	7,529	638		6
AB Ohio	3,383	8,219	11,410	192		6
AB Pennsylvania	357	8,807	9,164	– 0	–	11
AB Virginia	4,016	21,823	24,946	893		13

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB Arizona	$2,297,605
AB Massachusetts	4,186,619
AB Minnesota	2,895,574
AB New Jersey	3,851,074
AB Ohio	4,093,796
AB Pennsylvania	3,615,078
AB Virginia	3,556,582

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While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2022, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB Arizona	$12,587,912	$	– 0	–	$27,040,315	$	– 0	–
AB Massachusetts	16,122,988		– 0	–	28,052,815		– 0	–
AB Minnesota	4,321,942		– 0	–	13,281,046		– 0	–
AB New Jersey	4,931,745		– 0	–	10,155,679		– 0	–
AB Ohio	3,378,607		– 0	–	18,672,129		– 0	–
AB Pennsylvania	4,108,815		– 0	–	8,900,884		– 0	–
AB Virginia	12,580,331		– 0	–	34,938,736		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Depreciation
Portfolio	Appreciation	(Depreciation)
AB Arizona	$2,811,833	$(6,971,473)	$(4,159,640)
AB Massachusetts	5,219,746	(13,752,854)	(8,533,108)
AB Minnesota	1,143,015	(2,287,328)	(1,144,313)
AB New Jersey	2,590,365	(2,924,136)	(333,771)
AB Ohio	1,739,718	(4,256,968)	(2,517,250)
AB Pennsylvania	1,725,649	(2,835,781)	(1,110,132)
AB Virginia	6,195,410	(15,421,710)	(9,226,300)

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to

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transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

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During the six months ended November 30, 2022, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements are expected to increase if there are unexpected inflation increases.

During the six months ended November 30, 2022, the Portfolios held inflation (CPI) swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the six months ended November 30, 2022, the Portfolios had entered into the following derivatives:

AB Arizona Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$2,094,148	*	Receivable/Payable for variation margin on centrally cleared swaps	$520,513	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	187,897

Total		$2,282,045			$520,513

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$218,517	$(20,871)

Total		$218,517	$(20,871)

AB Massachusetts Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$4,218,198	*	Receivable/Payable for variation margin on centrally cleared swaps	$686,415	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	339,337

Total		$4,557,535			$686,415

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$3,457,551	$(2,873,745)

Total		$3,457,551	$(2,873,745)

AB Minnesota Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$945,404	*	Receivable/Payable for variation margin on centrally cleared swaps	$157,242	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	93,668

Total		$1,039,072			$157,242

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$435,846	$(427,297)

Total		$435,846	$(427,297)

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AB New Jersey Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$1,967,756	*	Receivable/Payable for variation margin on centrally cleared swaps	$358,409	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	138,539

Total		$2,106,295			$358,409

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(77,587)	$21,174

Total		$(77,587)	$21,174

AB Ohio Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$1,465,636	*	Receivable/Payable for variation margin on centrally cleared swaps	$557,018	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	131,809

Total		$1,597,445			$557,018

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(52,327)	$26,529

Total		$(52,327)	$26,529

AB Pennsylvania Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$1,167,354	*	Receivable/Payable for variation margin on centrally cleared swaps	$164,175	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	127,882

Total		$1,295,236			$164,175

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(174,780)	$123,347

Total		$(174,780)	$123,347

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AB Virginia Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$4,345,574	*	Receivable/Payable for variation margin on centrally cleared swaps	$1,590,187	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	332,606

Total		$4,678,180			$1,590,187

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$1,273,499	$(1,271,766)

Total		$1,273,499	$(1,271,766)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2022:

AB Arizona Portfolio
Interest Rate Swaps:
Average notional amount	$1,675,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$15,564,286
Centrally Cleared Inflation Swaps:
Average notional amount	$19,080,000

AB Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$3,025,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$32,171,429
Centrally Cleared Inflation Swaps:
Average notional amount	$35,120,000

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AB Minnesota Portfolio
Interest Rate Swaps:
Average notional amount	$835,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$11,627,143
Centrally Cleared Inflation Swaps:
Average notional amount	$9,380,000

AB New Jersey Portfolio
Interest Rate Swaps:
Average notional amount	$1,235,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$18,841,429
Centrally Cleared Inflation Swaps:
Average notional amount	$11,820,000

AB Ohio Portfolio
Interest Rate Swaps:
Average notional amount	$1,175,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$13,142,857
Centrally Cleared Inflation Swaps:
Average notional amount	$12,140,000

AB Pennsylvania Portfolio
Interest Rate Swaps:
Average notional amount	$1,140,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$7,045,714
Centrally Cleared Inflation Swaps:
Average notional amount	$11,600,000

AB Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$2,965,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$55,114,286
Centrally Cleared Inflation Swaps:
Average notional amount	$37,080,000

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2022. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

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AB Arizona Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$187,897	$	– 0	–	$	– 0	–	$	– 0	–	$187,897

Total	$187,897	$	– 0	–	$	– 0	–	$	– 0	–	$187,897	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Massachusetts Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*	Net Amount of Derivative Assets
Citibank, NA	$339,337	$	– 0	–	$	– 0	–	$(265,378)	$73,959

Total	$339,337	$	– 0	–	$	– 0	–	$(265,378)	$73,959	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Minnesota Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$93,668	$	– 0	–	$	– 0	–	$	– 0	–	$93,668

Total	$93,668	$	– 0	–	$	– 0	–	$	– 0	–	$93,668	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New Jersey Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$138,539	$	– 0	–	$	– 0	–	$	– 0	–	$138,539

Total	$138,539	$	– 0	–	$	– 0	–	$	– 0	–	$138,539	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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AB Ohio Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$131,809	$	– 0	–	$	– 0	–	$	– 0	–	$131,809

Total	$131,809	$	– 0	–	$	– 0	–	$	– 0	–	$131,809	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Pennsylvania Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$127,882	$	– 0	–	$	– 0	–	$	– 0	–	$127,882

Total	$127,882	$	– 0	–	$	– 0	–	$	– 0	–	$127,882	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Virginia Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*	Net Amount of Derivative Assets
Citibank, NA	$332,606	$	– 0	–	$	– 0	–	$(239,374)	$93,232

Total	$332,606	$	– 0	–	$	– 0	–	$(239,374)	$93,232	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	AB Arizona Portfolio
	Shares		Amount
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022

Class A
Shares sold	347,200	1,031,395	$3,534,177	$11,630,634

Shares issued in reinvestment of dividends	76,446	123,384	777,414	1,374,056

Shares converted from Class C	17,367	80,579	175,037	919,836

Shares redeemed	(1,472,051)	(1,454,631)	(14,936,966)	(16,150,295)

Net decrease	(1,031,038)	(219,273)	$(10,450,338)	$(2,225,769)

Class C
Shares sold	16,601	27,738	$166,656	$287,703

Shares issued in reinvestment of dividends	3,454	4,989	35,054	55,429

Shares converted to Class A	(17,395)	(80,714)	(175,037)	(919,836)

Shares redeemed	(37,148)	(33,566)	(376,563)	(372,441)

Net decrease	(34,488)	(81,553)	$(349,890)	$(949,145)

Advisor Class(a)
Shares sold	559,624	644,861	$5,712,416	$7,076,879

Shares issued in reinvestment of dividends	8,078	7,613	82,052	84,686

Shares redeemed	(356,671)	(214,173)	(3,552,783)	(2,352,210)

Net increase	211,031	438,301	$2,241,685	$4,809,355

(a)	Commenced distribution on March 25, 2021.

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	AB Massachusetts Portfolio
	Shares		Amount
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022

Class A
Shares sold	421,904	715,428	$4,383,292	$8,121,035

Shares issued in reinvestment of dividends	85,651	136,843	879,992	1,551,623

Shares converted from Class C	64,029	578,414	664,117	6,732,344

Shares redeemed	(1,231,803)	(2,078,977)	(12,572,228)	(22,922,007)

Net decrease	(660,219)	(648,292)	$(6,644,827)	$(6,517,005)

Class C
Shares sold	25,521	103,640	$263,964	$1,202,588

Shares issued in reinvestment of dividends	6,127	10,196	62,815	115,391

Shares converted to Class A	(64,153)	(579,425)	(664,117)	(6,732,344)

Shares redeemed	(83,257)	(140,008)	(849,860)	(1,579,663)

Net decrease	(115,762)	(605,597)	$(1,187,198)	$(6,994,028)

Advisor Class
Shares sold	3,513,500	5,585,302	$36,064,172	$61,547,399

Shares issued in reinvestment of dividends	85,162	89,275	875,381	1,006,264

Shares redeemed	(4,203,307)	(2,160,180)	(43,325,739)	(23,635,316)

Net increase (decrease)	(604,645)	3,514,397	$(6,386,186)	$38,918,347

	AB Minnesota Portfolio
	Shares		Amount
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022

Class A
Shares sold	191,242	339,163	$1,798,473	$3,483,262

Shares issued in reinvestment of dividends	37,821	62,516	356,114	644,163

Shares converted from Class C	10,411	115,685	99,636	1,218,083

Shares redeemed	(1,193,229)	(859,538)	(11,333,620)	(8,760,182)

Net decrease	(953,755)	(342,174)	$(9,079,397)	$(3,414,674)

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	AB Minnesota Portfolio
	Shares		Amount
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022

Class C
Shares sold	10,601	67,581	$101,902	$673,944

Shares issued in reinvestment of dividends	2,427	3,780	22,883	38,935

Shares converted to Class A	(10,400)	(115,568)	(99,636)	(1,218,083)

Shares redeemed	(100,473)	(64,388)	(936,523)	(655,555)

Net decrease	(97,845)	(108,595)	$(911,374)	$(1,160,759)

	AB New Jersey Portfolio
	Shares		Amount
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022

Class A
Shares sold	179,650	861,901	$1,622,736	$8,053,075

Shares issued in reinvestment of dividends	62,512	107,905	560,599	1,063,549

Shares converted from Class C	16,246	183,316	145,714	1,856,557

Shares redeemed	(715,818)	(1,406,532)	(6,447,050)	(13,724,951)

Net decrease	(457,410)	(253,410)	$(4,118,001)	$(2,751,770)

Class C
Shares sold	8,566	15,564	$77,447	$155,467

Shares issued in reinvestment of dividends	(1,252)	4,571	(10,682)	45,115

Shares converted to Class A	(16,239)	(183,297)	(145,714)	(1,856,557)

Shares redeemed	(25,845)	(103,312)	(227,401)	(1,035,526)

Net decrease	(34,770)	(266,474)	$(306,350)	$(2,691,501)

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	AB Ohio Portfolio
	Shares		Amount
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022

Class A
Shares sold	429,353	1,239,942	$3,884,123	$11,842,936

Shares issued in reinvestment of dividends	59,915	90,350	547,775	910,275

Shares converted from Class C	28,468	186,060	265,371	1,922,379

Shares redeemed	(2,192,448)	(731,594)	(20,228,363)	(7,324,040)

Net increase (decrease)	(1,674,712)	784,758	$(15,531,094)	$7,351,550

Class C
Shares sold	24,382	66,176	$221,183	$678,728

Shares issued in reinvestment of dividends	1,818	3,007	16,598	30,309

Shares converted to Class A	(28,498)	(186,071)	(265,371)	(1,922,379)

Shares redeemed	(19,281)	(71,774)	(174,181)	(719,791)

Net decrease	(21,579)	(188,662)	$(201,771)	$(1,933,133)

	AB Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022

Class A
Shares sold	321,479	406,122	$3,038,922	$4,335,608

Shares issued in reinvestment of dividends	54,782	98,234	524,907	1,041,677

Shares converted from Class C	18,736	186,596	186,395	2,035,285

Shares redeemed	(921,081)	(796,925)	(8,819,320)	(8,368,772)

Net decrease	(526,084)	(105,973)	$(5,069,096)	$(956,202)

Class C
Shares sold	14,715	34,018	$135,632	$367,822

Shares issued in reinvestment of dividends	769	1,534	7,374	16,281

Shares converted to Class A	(18,736)	(186,591)	(186,395)	(2,035,285)

Shares redeemed	(106)	(30,565)	(1,015)	(320,016)

Net decrease	(3,358)	(181,604)	$(44,404)	$(1,971,198)

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	AB Virginia Portfolio
	Shares		Amount
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022

Class A
Shares sold	324,633	667,073	$3,300,327	$7,626,364

Shares issued in reinvestment of dividends	94,643	154,767	969,566	1,746,272

Shares converted from Class C	43,206	342,082	441,267	3,949,679

Shares redeemed	(1,469,981)	(1,300,252)	(15,113,063)	(14,423,095)

Net decrease	(1,007,499)	(136,330)	$(10,401,903)	$(1,100,780)

Class C
Shares sold	78,229	191,112	$795,889	$2,183,960

Shares issued in reinvestment of dividends	5,300	8,680	54,175	97,749

Shares converted to Class A	(43,318)	(342,959)	(441,267)	(3,949,679)

Shares redeemed	(100,965)	(191,797)	(1,038,013)	(2,149,310)

Net decrease	(60,754)	(334,964)	$(629,216)	$(3,817,280)

Advisor Class
Shares sold	2,577,721	4,666,866	$26,573,138	$51,483,796

Shares issued in reinvestment of dividends	62,487	102,951	640,603	1,160,061

Shares redeemed	(4,161,699)	(2,738,897)	(42,524,873)	(29,742,459)

Net increase (decrease)	(1,521,491)	2,030,920	$(15,311,132)	$22,901,398

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for

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a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires, flooding or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios invest from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy.

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If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolios may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

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Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolios to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

LIBOR Transition and Associated Risk—The Portfolios may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. Dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the secured overnight funding rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory

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fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolios’ performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are an actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions.

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Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2022.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal period through May 31, 2022 and the tax years ended November 30, 2021 and May 31, 2021 were as follows:

AB Arizona Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021	Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$9,758	$82,798

Total taxable distributions		– 0	–	9,758	82,798
Tax exempt distributions		1,398,207		1,310,750	2,798,867

Total distributions paid		$1,398,207		$1,320,508	$2,881,665

AB Massachusetts Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021	Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$109,938	$683,822

Total taxable distributions		– 0	–	109,938	683,882
Tax exempt distributions		2,498,123		2,198,696	4,401,679

Total distributions paid		$2,498,123		$2,308,634	$5,085,501

AB Minnesota Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021	Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$22,566	$361,497

Total taxable distributions		– 0	–	22,566	361,497
Tax exempt distributions		552,889		542,342	1,001,033

Total distributions paid		$552,889		$564,908	$1,362,530

AB New Jersey Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021	Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$46,195	$108,952

Total taxable distributions		– 0	–	46,195	108,952
Tax exempt distributions		941,881		916,146	2,053,003

Total distributions paid		$941,881		$962,341	$2,161,955

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Ohio Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021	Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$4,910	$65,076

Total taxable distributions		– 0	–	4,910	65,076
Tax exempt distributions		771,144		813,299	1,800,455

Total distributions paid		$771,144		$818,209	$1,865,531

AB Pennsylvania Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021	Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$27,752	$54,880

Total taxable distributions		– 0	–	27,752	54,880
Tax exempt distributions		810,503		790,184	1,789,448

Total distributions paid		$810,503		$817,936	$1,844,328

AB Virginia Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021	Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$56,233	$82,046

Total taxable distributions		– 0	–	56,233	82,046
Tax exempt distributions		2,599,114		2,348,822	5,054,492

Total distributions paid		$2,599,114		$2,405,055	$5,136,538

As of November 30, 2021, the Portfolios’ most recent tax year end, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)		Undistributed Long-Term Gains			Accumulated Capital and Other Losses(b)	Unrealized Appreciation (Depreciation)(c)	Total Accumulated Earnings/ (Deficit)(d)
AB Arizona	$3,057		$	– 0	–	$(1,629,409)	$8,279,693	$6,653,341
AB Massachusetts	– 0	–		– 0	–	(445,793)	18,300,603	17,854,810
AB Minnesota	603			– 0	–	(98,611)	4,731,708	4,633,700
AB New Jersey	– 0	–		– 0	–	(10,920)	6,249,029	6,238,109
AB Ohio	2,756			– 0	–	(2,161,772)	4,399,053	2,240,037
AB Pennsylvania	– 0	–		– 0	–	(62,386)	5,879,434	5,817,048
AB Virginia	– 0	–		– 0	–	(984,280)	17,487,269	16,502,989

(a)	These amounts represent 100% tax exempt income.

(b)

At November 30, 2021, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had net capital loss carryforwards of $1,629,409, $445,793, $98,611, $10,920, $2,161,772, $62,386, and $984,280, respectively. During the tax period ended November 30, 2021, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB Ohio Portfolio, and AB Virginia Portfolio utilized $324,443, $229,054, $135,214, and $71,790, respectively, of capital loss carryforwards to offset current year net realized gains.

(c)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps.

(d)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

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NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of November 30, 2021, the Portfolios’ most recent tax year end, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB Arizona	$1,629,409	$	– 0	–
AB Massachusetts	445,793		– 0	–
AB Minnesota	98,611		– 0	–
AB New Jersey	10,920		– 0	–
AB Ohio	2,035,753		126,019
AB Pennsylvania	62,386		– 0	–
AB Virginia	984,280		– 0	–

NOTE I

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class A
	Six Months Ended November 30, 2022	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.54	$ 11.43	$ 11.01	$ 11.22	$ 10.98	$ 11.16

Income From Investment Operations

Net investment income(a)(b)	.14	.26	.28	.30	.32	.32

Net realized and unrealized gain (loss) on investment transactions	(.36)	(.89)	.43	(.21)	.24	(.18)

Net increase (decrease) in net asset value from operations	(.22)	(.63)	.71	.09	.56	.14

Less: Dividends

Dividends from net investment income	(.14)	(.26)	(.29)	(.30)	(.32)	(.32)

Net asset value, end of period	$ 10.18	$ 10.54	$ 11.43	$ 11.01	$ 11.22	$ 10.98

Total Return

Total investment return based on net asset value(c)	(2.03)%	(5.63)%	6.47%	.77%	5.19%	1.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$85,049	$98,963	$109,779	$105,315	$105,254	$102,020

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.78%^	.78%	.78%	.78%	.78%	.79%

Expenses, before waivers/reimbursements(d)	1.03%^	.99%	1.02%	1.00%	1.01%	1.00%

Net investment income(b)	2.77%^	2.34%	2.47%	2.69%	2.90%	2.92%

Portfolio turnover rate	12%	7%	6%	13%	12%	12%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class C
Six Months Ended November 30, 2022	Year Ended May 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.53	$ 11.41	$ 10.99	$ 11.20	$ 10.96	$ 11.14

Income From Investment Operations

Net investment income(a)(b)	.10	.18	.20	.22	.24	.24

Net realized and unrealized gain (loss) on investment transactions	(.36)	(.89)	.42	(.22)	.24	(.18)

Net increase (decrease) in net asset value from operations	(.26)	(.71)	.62	– 0	–	.48	.06

Less: Dividends

Dividends from net investment income	(.11)	(.17)	(.20)	(.21)	(.24)	(.24)

Net asset value, end of period	$ 10.16	$ 10.53	$ 11.41	$ 10.99	$ 11.20	$ 10.96

Total Return

Total investment return based on net asset value(c)	(2.50)%	(6.26)%	5.68%	.02%	4.41%	.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,076	$4,585	$5,901	$8,935	$12,211	$16,254

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.53	%^	1.53%	1.53%	1.53%	1.53%	1.54%

Expenses, before waivers/reimbursements(d)	1.78	%^	1.74%	1.77%	1.75%	1.76%	1.75%

Net investment income(b)	2.03	%^	1.59%	1.73%	1.95%	2.15%	2.18%

Portfolio turnover rate	12%	7%	6%	13%	12%	12%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Advisor Class
	Six Months Ended November 30, 2022	Year Ended May 31, 2022	March 25 2021(e) to May 31, 2021

Net asset value, beginning of period	$ 10.54	$ 11.43	$ 11.30

Income From Investment Operations

Net investment income(a)(b)	.15	.29	.06

Net realized and unrealized gain (loss) on investment transactions	(.35)	(.89)	.13

Net increase (decrease) in net asset value from operations	(.20)	(.60)	.19

Dividends from net investment income	(.16)	(.29)	(.06)

Net asset value, end of period	$ 10.18	$ 10.54	$ 11.43

Total Return

Total investment return based on net asset value(c)	(1.91)%	(5.39)%	1.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,047	$8,182	$3,859

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.53%^	.53%	.53	%^

Expenses, before waivers/reimbursements(d)	.78%^	.74%	1.00	%^

Net investment income(b)	3.03%^	2.60%	2.70	%^

Portfolio turnover rate	12%	7%	6%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class A
Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.66	$ 11.66	$ 11.15	$ 11.28	$ 11.09	$ 11.35

Income From Investment Operations

Net investment income(a)(b)	.13	.24	.27	.31	.33	.32

Net realized and unrealized gain (loss) on investment transactions	(.34)	(1.00)	.52	(.12)	.19	(.24)

Net increase (decrease) in net asset value from operations	(.21)	(.76)	.79	.19	.52	.08

Less: Dividends and Distributions

Dividends from net investment income	(.14)	(.24)	(.28)	(.32)	(.33)	(.33)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.01)

Total dividends and distributions	(.14)	(.24)	(.28)	(.32)	(.33)	(.34)

Net asset value, end of period	$ 10.31	$ 10.66	$ 11.66	$ 11.15	$ 11.28	$ 11.09

Total Return

Total investment return based on net asset value(c)	(1.98)%	(6.63)%	7.15%	1.67%	4.76%	.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$93,835	$104,117	$121,419	$114,592	$126,955	$141,078

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.77	%^	.77%	.77%	.77%	.78%	.78%

Expenses, before waivers/reimbursements(d)	.89	%^	.87%	.90%	.90%	.90%	.89%

Net investment income(b)	2.51	%^	2.08%	2.36%	2.76%	2.95%	2.89%

Portfolio turnover rate	8%	11%	4%	13%	12%	19%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class C
Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.64	$ 11.64	$ 11.13	$ 11.26	$ 11.07	$ 11.33

Income From Investment Operations

Net investment income(a)(b)	.09	.15	.19	.23	.24	.24

Net realized and unrealized gain (loss) on investment transactions	(.34)	(1.00)	.51	(.13)	.20	(.24)

Net increase (decrease) in net asset value from operations	(.25)	(.85)	.70	.10	.44	.00	(f)

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.15)	(.19)	(.23)	(.25)	(.25)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.01)

Total dividends and distributions	(.10)	(.15)	(.19)	(.23)	(.25)	(.26)

Net asset value, end of period	$ 10.29	$ 10.64	$ 11.64	$ 11.13	$ 11.26	$ 11.07

Total Return

Total investment return based on net asset value(c)	(2.36)%	(7.35)%	6.36%	.91%	3.99%	(.01)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,415	$8,904	$16,789	$22,940	$29,381	$36,735

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.52	%^	1.52%	1.52%	1.52%	1.53%	1.53%

Expenses, before waivers/reimbursements(d)	1.64	%^	1.62%	1.65%	1.65%	1.65%	1.64%

Net investment income(b)	1.76	%^	1.32%	1.62%	2.02%	2.20%	2.14%

Portfolio turnover rate	8%	11%	4%	13%	12%	19%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Advisor Class
Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.66	$ 11.66	$ 11.15	$ 11.27	$ 11.08	$ 11.34

Income From Investment Operations

Net investment income(a)(b)	.14	.27	.30	.34	.35	.35

Net realized and unrealized gain (loss) on investment transactions	(.35)	(1.00)	.52	(.11)	.20	(.24)

Net increase (decrease) in net asset value from operations	(.21)	(.73)	.82	.23	.55	.11

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.27)	(.31)	(.35)	(.36)	(.36)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.01)

Total dividends and distributions	(.15)	(.27)	(.31)	(.35)	(.36)	(.37)

Net asset value, end of period	$ 10.30	$ 10.66	$ 11.66	$ 11.15	$ 11.27	$ 11.08

Total Return

Total investment return based on net asset value(c)	(1.95)%	(6.39)%	7.42%	2.01%	5.03%	1.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$99,271	$109,141	$78,396	$61,825	$57,879	$50,825

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.52	%^	.52%	.52%	.52%	.53%	.54%

Expenses, before waivers/reimbursements(d)	.64	%^	.62%	.65%	.65%	.65%	.64%

Net investment income(b)	2.75	%^	2.34%	2.61%	3.00%	3.20%	3.14%

Portfolio turnover rate	8%	11%	4%	13%	12%	19%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class A
Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 9.74	$ 10.56	$ 10.32	$ 10.33	$ 10.11	$ 10.33

Income From Investment Operations

Net investment income(a)(b)	.11	.21	.22	.25	.28	.28

Net realized and unrealized gain (loss) on investment transactions	(.29)	(.82)	.28	.01	(g)	.22	(.21)

Net increase (decrease) in net asset value from operations	(.18)	(.61)	.50	.26	.50	.07

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.21)	(.26)	(.27)	(.28)	(.28)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.01)

Total dividends and distributions	(.12)	(.21)	(.26)	(.27)	(.28)	(.29)

Net asset value, end of period	$ 9.44	$ 9.74	$ 10.56	$ 10.32	$ 10.33	$ 10.11

Total Return

Total investment return based on net asset value(c)	(1.79)%	(5.85)%	4.87%	2.51%	5.01%	.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$36,903	$47,331	$54,933	$49,723	$51,638	$60,997

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85	%^	.85%	.85%	.85%	.87%	.86%

Expenses, before waivers/reimbursements(d)	1.22	%^	1.10%	1.22%	1.26%	1.27%	1.17%

Net investment income(b)	2.40	%^	2.01%	2.07%	2.44%	2.73%	2.77%

Portfolio turnover rate	11%	9%	5%	10%	14%	16%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class C
Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 9.75	$ 10.57	$ 10.33	$ 10.35	$ 10.12	$ 10.34

Income From Investment Operations

Net investment income(a)(b)	.08	.13	.14	.18	.20	.21

Net realized and unrealized gain (loss) on investment transactions	(.29)	(.82)	.28	(.01)	.23	(.22)

Net increase (decrease) in net asset value from operations	(.21)	(.69)	.42	.17	.43	(.01)

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.13)	(.18)	(.19)	(.20)	(.20)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.01)

Total dividends and distributions	(.09)	(.13)	(.18)	(.19)	(.20)	(.21)

Net asset value, end of period	$ 9.45	$ 9.75	$ 10.57	$ 10.33	$ 10.35	$ 10.12

Total Return

Total investment return based on net asset value(c)	(2.16)%	(6.56)%	4.08%	1.64%	4.32%	(.06)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,002	$3,018	$4,420	$4,922	$6,226	$8,164

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60	%^	1.60%	1.60%	1.60%	1.62%	1.61%

Expenses, before waivers/reimbursements(d)	1.97	%^	1.86%	1.97%	2.02%	2.02%	1.92%

Net investment income(b)	1.64	%^	1.25%	1.31%	1.69%	1.98%	2.02%

Portfolio turnover rate	11%	9%	5%	10%	14%	16%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class A
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 9.29	$ 10.13	$ 9.59	$ 9.84	$ 9.63	$ 9.78

Income From Investment Operations

Net investment income(a)(b)	.14	.27	.28	.30	.31	.31

Net realized and unrealized gain (loss) on investment transactions	(.29)	(.84)	.55	(.25)	.21	(.15)

Net increase (decrease) in net asset value from operations	(.15)	(.57)	.83	.05	.52	.16

Less: Dividends

Dividends from net investment income	(.15)	(.27)	(.29)	(.30)	(.31)	(.31)

Net asset value, end of period	$ 8.99	$ 9.29	$ 10.13	$ 9.59	$ 9.84	$ 9.63

Total Return

Total investment return based on net asset value(c)	(1.61)%	(5.71)%	8.74%	.50%	5.53%	1.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$55,877	$62,000	$70,145	$66,446	$79,995	$93,552

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.82%^	.82%	.82%	.84%	.84%	.83%

Expenses, before waivers/reimbursements(d)	1.19%^	1.15%	1.14%	1.12%	1.07%	1.03%

Net investment income(b)	3.10%^	2.70%	2.78%	3.09%	3.23%	3.18%

Portfolio turnover rate	8%	21%	22%	10%	8%	26%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class C
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 9.30	$ 10.13	$ 9.60	$ 9.85	$ 9.64	$ 9.79

Income From Investment Operations

Net investment income(a)(b)	.11	.19	.20	.23	.24	.24

Net realized and unrealized gain (loss) on investment transactions	(.31)	(.82)	.54	(.25)	.21	(.15)

Net increase (decrease) in net asset value from operations	(.20)	(.63)	.74	(.02)	.45	.09

Less: Dividends

Dividends from net investment income	(.11)	(.20)	(.21)	(.23)	(.24)	(.24)

Net asset value, end of period	$ 8.99	$ 9.30	$ 10.13	$ 9.60	$ 9.85	$ 9.64

Total Return

Total investment return based on net asset value(c)	(1.98)%	(6.33)%	7.81%	(.25)%	4.74%	.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,968	$2,357	$5,269	$7,891	$10,244	$14,007

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.57%^	1.57%	1.57%	1.59%	1.59%	1.58%

Expenses, before waivers/reimbursements(d)	1.94%^	1.89%	1.89%	1.87%	1.82%	1.77%

Net investment income(b)	2.34%^	1.92%	2.05%	2.34%	2.48%	2.42%

Portfolio turnover rate	8%	21%	22%	10%	8%	26%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Ohio Portfolio
	Class A
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 9.50	$ 10.34	$ 9.88	$ 10.01	$ 9.83	$ 10.05

Income From Investment Operations

Net investment income(a)(b)	.13	.23	.26	.28	.28	.28

Net realized and unrealized gain (loss) on investment transactions	(.34)	(.84)	.46	(.13)	.19	(.22)

Net increase (decrease) in net asset value from operations	(.21)	(.61)	.72	.15	.47	.06

Less: Dividends

Dividends from net investment income	(.13)	(.23)	(.26)	(.28)	(.29)	(.28)

Net asset value, end of period	$ 9.16	$ 9.50	$ 10.34	$ 9.88	$ 10.01	$ 9.83

Total Return

Total investment return based on net asset value(c)	(2.18)%	(6.04)%	7.40%	1.45%	4.82%	.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$53,439	$71,345	$69,533	$66,573	$75,542	$79,767

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80%^	.80%	.80%	.81%	.81%	.80%

Expenses, before waivers/reimbursements(d)	1.17%^	1.15%	1.16%	1.13%	1.11%	1.07%

Net investment income(b)	2.78%^	2.32%	2.52%	2.78%	2.90%	2.81%

Portfolio turnover rate	5%	15%	17%	19%	8%	12%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Ohio Portfolio
	Class C
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 9.49	$ 10.34	$ 9.88	$ 10.01	$ 9.83	$ 10.04

Income From Investment Operations

Net investment income(a)(b)	.09	.16	.18	.20	.21	.20

Net realized and unrealized gain (loss) on investment transactions	(.33)	(.86)	.47	(.13)	.18	(.21)

Net increase (decrease) in net asset value from operations	(.24)	(.70)	.65	.07	.39	(.01)

Less: Dividends

Dividends from net investment income	(.10)	(.15)	(.19)	(.20)	(.21)	(.20)

Net asset value, end of period	$ 9.15	$ 9.49	$ 10.34	$ 9.88	$ 10.01	$ 9.83

Total Return

Total investment return based on net asset value(c)	(2.55)%	(6.85)%	6.60%	.70%	4.04%	(.07)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,606	$1,870	$3,986	$5,728	$8,040	$11,967

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.55%^	1.55%	1.55%	1.56%	1.56%	1.55%

Expenses, before waivers/reimbursements(d)	1.93%^	1.90%	1.91%	1.88%	1.86%	1.82%

Net investment income(b)	2.05%^	1.55%	1.78%	2.03%	2.15%	2.06%

Portfolio turnover rate	5%	15%	17%	19%	8%	12%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class A
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 9.96	$ 10.90	$ 10.45	$ 10.55	$ 10.35	$ 10.54

Income From Investment Operations

Net investment income(a)(b)	.13	.26	.28	.31	.32	.30

Net realized and unrealized gain (loss) on investment transactions	(.37)	(.93)	.46	(.11)	.20	(.19)

Net increase (decrease) in net asset value from operations	(.24)	(.67)	.74	.20	.52	.11

Less: Dividends

Dividends from net investment income	(.14)	(.27)	(.29)	(.30)	(.32)	(.30)

Net asset value, end of period	$ 9.58	$ 9.96	$ 10.90	$ 10.45	$ 10.55	$ 10.35

Total Return

Total investment return based on net asset value(c)	(2.42)%	(6.31)%	7.15%	1.95%	5.10%	1.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,696	$57,968	$64,592	$66,575	$74,496	$80,666

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85%^	.85%	.85%	.85%	.86%	.86%

Expenses, before waivers/reimbursements(d)	1.23%^	1.18%	1.19%	1.14%	1.12%	1.09%

Net investment income(b)	2.77%^	2.46%	2.64%	2.91%	3.07%	2.91%

Portfolio turnover rate	8%	13%	12%	11%	9%	38%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class C
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 9.96	$ 10.91	$ 10.45	$ 10.56	$ 10.36	$ 10.55

Income From Investment Operations

Net investment income(a)(b)	.10	.18	.20	.23	.24	.23

Net realized and unrealized gain (loss) on investment transactions	(.38)	(.95)	.47	(.12)	.20	(.19)

Net increase (decrease) in net asset value from operations	(.28)	(.77)	.67	.11	.44	.04

Less: Dividends

Dividends from net investment income	(.10)	(.18)	(.21)	(.22)	(.24)	(.23)

Net asset value, end of period	$ 9.58	$ 9.96	$ 10.91	$ 10.45	$ 10.56	$ 10.36

Total Return

Total investment return based on net asset value(c)	(2.79)%	(7.11)%	6.45%	1.09%	4.31%	.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$983	$1,056	$3,136	$4,181	$6,712	$8,686

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60%^	1.60%	1.60%	1.60%	1.61%	1.61%

Expenses, before waivers/reimbursements(d)	1.98%^	1.93%	1.94%	1.89%	1.87%	1.84%

Net investment income(b)	2.01%^	1.70%	1.89%	2.16%	2.31%	2.16%

Portfolio turnover rate	8%	13%	12%	11%	9%	38%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class A
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.62	$ 11.61	$ 11.09	$ 11.19	$ 10.99	$ 11.19

Income From Investment Operations

Net investment income(a)(b)	.12	.23	.26	.29	.32	.32

Net realized and unrealized gain (loss) on investment transactions	(.31)	(.99)	.52	(.10)	.20	(.20)

Net increase (decrease) in net asset value from operations	(.19)	(.76)	.78	.19	.52	.12

Less: Dividends

Dividends from net investment income	(.13)	(.23)	(.26)	(.29)	(.32)	(.32)

Net asset value, end of period	$ 10.30	$ 10.62	$ 11.61	$ 11.09	$ 11.19	$ 10.99

Total Return

Total investment return based on net asset value(c)	(1.78)%	(6.64)%	7.10%	1.71%	4.80%	1.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$119,281	$133,626	$147,660	$133,346	$127,353	$139,827

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80%^	.80%	.80%	.80%	.81%	.81%

Expenses, before waivers/reimbursements(d)	.89%^	.86%	.89%	.90%	.90%	.89%

Net investment income(b)	2.38%^	2.04%	2.27%	2.62%	2.89%	2.85%

Portfolio turnover rate	6%	13%	9%	16%	6%	18%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class C
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.59	$ 11.58	$ 11.07	$ 11.16	$ 10.96	$ 11.16

Income From Investment Operations

Net investment income(a)(b)	.08	.15	.17	.21	.23	.23

Net realized and unrealized gain (loss) on investment transactions	(.30)	(1.00)	.51	(.09)	.21	(.19)

Net increase (decrease) in net asset value from operations	(.22)	(.85)	.68	.12	.44	.04

Less: Dividends

Dividends from net investment income	(.09)	(.14)	(.17)	(.21)	(.24)	(.24)

Net asset value, end of period	$ 10.28	$ 10.59	$ 11.58	$ 11.07	$ 11.16	$ 10.96

Total Return

Total investment return based on net asset value(c)	(2.05)%	(7.37)%	6.22%	1.04%	4.04%	.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,577	$8,452	$13,118	$20,540	$27,759	$35,435

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.55%^	1.55%	1.55%	1.55%	1.56%	1.56%

Expenses, before waivers/reimbursements(d)	1.65%^	1.61%	1.64%	1.65%	1.66%	1.65%

Net investment income(b)	1.64%^	1.29%	1.53%	1.89%	2.15%	2.11%

Portfolio turnover rate	6%	13%	9%	16%	6%	18%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
Advisor Class	Advisor Class
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.62	$ 11.61	$ 11.10	$ 11.20	$ 10.99	$ 11.19

Income From Investment Operations

Net investment income(a)(b)	.14	.26	.29	.32	.34	.34

Net realized and unrealized gain (loss) on investment transactions	(.31)	(.99)	.51	(.10)	.22	(.19)

Net increase (decrease) in net asset value from operations	(.17)	(.73)	.80	.22	.56	.15

Less: Dividends

Dividends from net investment income	(.14)	(.26)	(.29)	(.32)	(.35)	(.35)

Net asset value, end of period	$ 10.31	$ 10.62	$ 11.61	$ 11.10	$ 11.20	$ 10.99

Total Return

Total investment return based on net asset value(c)	(1.56)%	(6.41)%	7.27%	1.96%	5.16%	1.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$72,431	$90,811	$75,692	$56,772	$55,678	$41,188

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.55%^	.55%	.55%	.55%	.56%	.56%

Expenses, before waivers/reimbursements(d)	.64%^	.61%	.64%	.65%	.65%	.64%

Net investment income(b)	2.62%^	2.30%	2.51%	2.87%	3.14%	3.10%

Portfolio turnover rate.	6%	13%	9%	16%	6%	18%

See footnote summary on pages 165-166.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended November 30, 2022 (unaudited)		Year Ended May 31,
			2022	2021	2020	2019	2018

AB Arizona Portfolio
Class A
Net of waivers/reimbursements	.78	%^	.78%	.78%	.78%	.78%	.78%
Before waivers/reimbursements	1.03	%^	.99%	1.02%	1.00%	1.00%	.99%
Class C
Net of waivers/reimbursements	1.53	%^	1.53%	1.53%	1.53%	1.53%	1.53%
Before waivers/reimbursements	1.78	%^	1.74%	1.77%	1.75%	1.75%	1.74%
Advisor Class
Net of waivers/reimbursements	.53	%^	.53%	.53%^	N/A	N/A	N/A
Before waivers/reimbursements	.78	%^	.74%	1.00%^	N/A	N/A	N/A

AB Massachusetts Portfolio
Class A
Net of waivers/reimbursements	.77	%^	.77%	.77%	.77%	.77%	.77%
Before waivers/reimbursements	.89	%^	.87%	.90%	.90%	.89%	.88%
Class C
Net of waivers/reimbursements	1.52	%^	1.52%	1.52%	1.52%	1.52%	1.52%
Before waivers/reimbursements	1.64	%^	1.62%	1.65%	1.65%	1.64%	1.63%
Advisor Class
Net of waivers/reimbursements	.52	%^	.52%	.52%	.52%	.52%	.52%
Before waivers/reimbursements	.64	%^	.62%	.65%	.65%	.64%	.63%

AB Minnesota Portfolio
Class A
Net of waivers/reimbursements	.85	%^	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.22	%^	1.10%	1.22%	1.26%	1.26%	1.16%
Class C
Net of waivers/reimbursements	1.60	%^	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	1.97	%^	1.86%	1.97%	2.02%	2.01%	1.91%

AB New Jersey Portfolio
Class A
Net of waivers/reimbursements	.82	%^	.82%	.82%	.82%	.82%	.82%
Before waivers/reimbursements	1.19	%^	1.15%	1.14%	1.10%	1.05%	1.02%
Class C
Net of waivers/reimbursements	1.57	%^	1.57%	1.57%	1.57%	1.57%	1.57%
Before waivers/reimbursements	1.94	%^	1.89%	1.89%	1.85%	1.80%	1.77%

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended November 30, 2022 (unaudited)		Year Ended May 31,
			2022	2021	2020	2019	2018

AB Ohio Portfolio
Class A
Net of waivers/reimbursements	.80	%^	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	1.17%		1.15%	1.16%	1.12%	1.10%	1.06%
Class C
Net of waivers/reimbursements	1.55	%^	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.93%		1.90%	1.91%	1.87%	1.85%	1.82%

AB Pennsylvania Portfolio
Class A
Net of waivers/reimbursements	.85	%^	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.23	%^	1.18%	1.19%	1.14%	1.11%	1.08%
Class C
Net of waivers/reimbursements	1.60	%^	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	1.98	%^	1.93%	1.94%	1.89%	1.86%	1.83%

AB Virginia Portfolio
Class A
Net of waivers/reimbursements	.80	%^	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.89	%^	.86%	.89%	.90%	.90%	.88%
Class C
Net of waivers/reimbursements	1.55	%^	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.65	%^	1.61%	1.64%	1.65%	1.65%	1.64%
Advisor Class
Net of waivers/reimbursements	.55	%^	.55%	.55%	.55%	.55%	.55%
Before waivers/reimbursements	.64	%^	.61%	.64%	.65%	.65%	.63%

(e)	Commencement of distributions.

(f)	Amount is less than $.005.

(g)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

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BOARD OF TRUSTEES

Garry L. Moody,(1) Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1)

OFFICERS

Daryl Clements,(2) Vice President Terrance T. Hults,(2) Vice President Matthew J. Norton,(2) Vice President Andrew D. Potter,(2) Vice President Nancy E. Hay, Secretary	Michael B. Reyes, Senior Vice President Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Jennifer Friedland, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
501 Commerce Street
Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Manhattan West
New York, NY 10001

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278

Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Adviser’s Municipal Bond Investment Team. Messrs. Clements, Hults, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND II | 167

Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolios’ Board of Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet their redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as

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intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID-19 impacts. As such, the program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of AB Municipal Income Fund II (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on November 1-3, 2022 (the “Meeting”):

•	AB Arizona Portfolio

•	AB Massachusetts Portfolio

•	AB Minnesota Portfolio

•	AB New Jersey Portfolio

•	AB Ohio Portfolio

•	AB Pennsylvania Portfolio

•	AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any

170 | AB MUNICIPAL INCOME FUND II	abfunds.com

particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services

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to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors noted that AB Minnesota Portfolio was not profitable to the Adviser in the periods reviewed. The directors concluded that the Adviser’s level of profitability from its relationship with each other Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower, and that AB Minnesota Portfolio’s unprofitability to the Adviser would be exacerbated, without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares of each Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2022 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s

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contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s total rate of compensation was above the median for each of AB Arizona Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that the expense ratio for each of AB Arizona Portfolio, AB Massachusetts Portfolio, AB New Jersey Portfolio and AB Virginia Portfolio was acceptable. The directors noted that the expense ratio for each of AB Minnesota Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry

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as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

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NOTES

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AB MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MIFII-0152-1122

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 26, 2023

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 26, 2023